 As filed with the Securities and Exchange Commission on May 29, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-22708)

Brown Advisory Funds
(Exact name of registrant as specified in charter)

901 South Bond Street, Suite 400
Baltimore, MD 21231
(Address of principal executive offices) (Zip code)

David M. Churchill President
Brown Advisory Funds
901 South Bond Street, Suite 400
Baltimore, MD 21231
(Name and address of agent for service)

(410) 537-5400
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2015

Item 1. Schedule of Investments.

Brown Advisory Growth Equity Fund
Schedule of Investments
March 31, 2015 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 96.9%
Consumer Discretionary - 9.9%
221,952	Amazon.com, Inc.*	82,588,339
1,020,615	Starbucks Corp.	96,652,241
817,035	TripAdvisor, Inc.*	67,952,801
		247,193,381
Consumer Staples - 13.0%
431,627	Costco Wholesale Corp.	65,389,333
1,018,308	Estee Lauder Companies, Inc.	84,682,493
869,434	Mead Johnson Nutrition Co.	87,404,200
1,702,602	Whole Foods Market, Inc.	88,671,512
		326,147,538
Energy - 4.2%
1,262,504	FMC Technologies, Inc.*	46,725,273
706,031	Schlumberger NV	58,911,227
		105,636,500
Financials - 4.4%
3,645,476	Charles Schwab Corp.	110,968,289
Health Care - 16.6%
950,347	Bristol-Myers Squibb Co.	61,297,381
946,960	DaVita HealthCare Partners, Inc.*	76,968,909
1,381,883	Express Scripts Holding Co.*	119,905,988
663,966	Gilead Sciences, Inc.*	65,154,983
186,525	Intuitive Surgical, Inc.*	94,200,721
		417,527,982
Industrials - 11.6%
927,561	Colfax Corp.*	44,272,487
1,037,916	Danaher Corp.	88,119,068
1,521,200	Fastenal Co.	63,030,922
671,951	Stericycle, Inc.*	94,362,079
		289,784,556
Information Technology - 34.0%
1,426,784	Amphenol Corp.	84,080,381
529,916	ANSYS, Inc.*	46,733,292
735,142	Apple, Inc.	91,473,719
1,179,375	Cognizant Technology Solutions Corp.*	73,581,206
1,009,081	Facebook, Inc.*	82,961,595
2,649,701	Genpact, Ltd.*	61,605,548
72,799	Google, Inc. - Class A*	40,381,605
73,708	Google, Inc. - Class C*	40,391,984
1,231,609	National Instruments Corp.	39,460,752
377,292	NetSuite, Inc.*	34,997,606
688,649	NXP Semiconductors NV*	69,112,814
1,172,619	salesforce.com, Inc.*	78,342,675
1,688,940	Visa, Inc.	110,473,566
		853,596,743
Materials - 3.2%
692,219	Ecolab, Inc.	79,176,009
Total Common Stocks (Cost $1,701,464,439)		2,430,030,998

Short-Term Investments - 3.1%
Money Market Funds - 3.1%
79,255,093	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03%#	79,255,093
Total Short-Term Investments (Cost $79,255,093)		79,255,093
Total Investments - 100.0% (Cost $1,780,719,532)		2,509,286,091
Liabilities in Excess of Other Assets - 0.0%		(695,737)
NET ASSETS - 100.0%		$2,508,590,354

*Non-Income Producing
#Annualized seven-day yield as of March 31, 2015.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows+:

Tax cost of investments		$1,787,049,961
Gross unrealized appreciation		744,060,473
Gross unrealized depreciation		(21,824,343)
Net unrealized appreciation		$722,236,130

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2015 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2015:

	Level 1	Level 2	Level 3

Common Stocks	$2,430,030,998	$-	$-
Short-Term Investments	$79,255,093	$-	$-
Total Investments	$2,509,286,091	$-	$-

Brown Advisory Value Equity Fund
Schedule of Investments
March 31, 2015 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 97.7%
Consumer Discretionary - 11.6%
112,695	Best Buy, Inc.	4,258,744
128,420	Coach, Inc.	5,320,440
91,967	Discovery Communications, Inc.*	2,828,905
130,565	GameStop Corp.	4,956,247
95,336	Garmin, Ltd.	4,530,367
		21,894,703
Consumer Staples - 4.1%
37,212	Philip Morris International, Inc.	2,803,180
119,033	Unilever NV ADR	4,970,818
		7,773,998
Energy - 12.5%
125,239	ENSCO PLC	2,638,786
77,577	National Oilwell Varco, Inc.	3,878,074
55,657	Occidental Petroleum Corp.	4,062,961
92,436	Oceaneering International, Inc.	4,985,073
138,351	Plains GP Holdings LP	3,925,018
135,099	Suncor Energy, Inc.	3,951,646
		23,441,558
Financials - 21.0%
21,444	Ameriprise Financial, Inc.	2,805,733
171,735	Charles Schwab Corp.	5,227,613
83,914	Forest City Enterprises, Inc.*	2,141,485
109,598	JPMorgan Chase & Co.	6,639,447
82,122	Northern Trust Corp.	5,719,797
575,979	Regions Financial Corp.	5,443,002
161,872	SunTrust Banks, Inc.	6,651,321
174,833	Synovus Financial Corp.	4,897,072
		39,525,470
Health Care - 19.0%
93,431	AbbVie, Inc.	5,469,451
75,001	Baxter International, Inc.	5,137,568
190,844	Hologic, Inc.*	6,302,623
47,890	Merck & Co., Inc.	2,752,717
48,604	Novartis AG ADR	4,792,840
97,495	Sanofi S.A. ADR	4,820,153
105,786	Teva Pharmaceutical Industries, Ltd. ADR	6,590,468
		35,865,820
Industrials - 4.4%
123,465	Joy Global, Inc.	4,837,359
55,323	PACCAR, Inc.	3,493,094
		8,330,453
Information Technology - 22.2%
52,655	Apple, Inc.	6,551,862
45,984	Check Point Software Technologies, Ltd.*	3,769,308
214,003	Cisco Systems, Inc.	5,890,432
125,942	CommScope Holdings Co, Inc.*	3,594,385
53,322	eBay, Inc.*	3,075,613
45,126	Informatica Corp.*	1,979,001
50,272	Microchip Technology, Inc.	2,458,301
78,339	Microsoft Corp.	3,184,872
141,076	NetApp, Inc.	5,002,555
89,823	QUALCOMM, Inc.	6,228,327
		41,734,656

Materials - 2.9%
167,495	Potash Corp. of Saskatchewan, Inc.	5,401,714
Total Common Stocks (Cost $152,350,345)		183,968,372

Short-Term Investments - 3.4%
Money Market Funds - 3.4%
6,340,593	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03%#	6,340,593
Total Short-Term Investments (Cost $6,340,593)		6,340,593
Total Investments - 101.1% (Cost $158,690,938)		190,308,965
Liabilities in Excess of Other Assets - (1.1)%		(2,037,647)
NET ASSETS - 100.0%		$188,271,318

ADR - American Depositary Receipt
*Non-Income Producing
#Annualized seven-day yield as of March 31, 2015.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows+:

Tax cost of investments		$159,891,911
Gross unrealized appreciation		38,492,870
Gross unrealized depreciation		(8,075,816)
Net unrealized appreciation		$30,417,054

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2015 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2015:

	Level 1	Level 2	Level 3

Common Stocks	$183,968,372	$-	$-
Short-Term Investments	6,340,593	$-	$-
Total Investments	$190,308,965	$-	$-

Brown Advisory Flexible Equity Fund
Schedule of Investments
March 31, 2015 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 93.5%
Consumer Discretionary - 15.6%
199,269	Best Buy, Inc.	7,530,376
91,914	CarMax, Inc.*	6,342,985
107,994	Lowe's Companies, Inc.	8,033,674
6,001	Priceline Group, Inc.*	6,986,064
75,460	TJX Companies, Inc.	5,285,973
83,541	Walt Disney Co.	8,762,615
		42,941,687
Consumer Staples - 1.3%
37,085	PepsiCo, Inc.	3,546,068
Energy - 7.8%
219,263	Kinder Morgan, Inc.	9,222,202
72,575	National Oilwell Varco, Inc.	3,628,024
75,908	Occidental Petroleum Corp.	5,541,284
54,918	Oceaneering International, Inc.	2,961,728
		21,353,238
Financials - 18.9%
47,937	American Express Co.	3,744,838
141,584	Bank of America Corp.	2,178,978
91,104	Berkshire Hathaway, Inc.*	13,148,129
237,443	Charles Schwab Corp.	7,227,765
76,551	Franklin Resources, Inc.	3,928,597
95,607	JPMorgan Chase & Co.	5,791,872
326,345	Regions Financial Corp.	3,083,960
21,620	T. Rowe Price Group, Inc.	1,750,788
202,679	Wells Fargo Co.	11,025,738
		51,880,665
Health Care - 12.5%
57,215	Anthem, Inc.	8,834,568
39,077	Edwards Lifesciences Corp.*	5,566,909
122,318	Express Scripts Holding Co.*	10,613,533
44,551	Merck & Co., Inc.	2,560,791
111,285	Teva Pharmaceutical Industries, Ltd. ADR	6,933,056
		34,508,857
Industrials - 11.3%
146,036	Canadian National Railway Co.	9,765,427
14,620	Canadian Pacific Railway, Ltd.	2,671,074
50,864	Copa Holdings S.A.	5,135,738
83,862	Owens Corning	3,639,611
49,888	United Rentals, Inc.*	4,547,790
44,845	United Technologies Corp.	5,255,834
		31,015,474

Information Technology - 24.8%
62,902	Accenture PLC	5,893,289
59,611	Apple, Inc.	7,417,397
104,177	eBay, Inc.*	6,008,929
7,139	Google, Inc. - Class A*	3,960,003
11,944	Google, Inc. - Class C*	6,545,312
17,376	International Business Machines Corp.	2,788,848
94,108	MasterCard, Inc.	8,129,990
140,249	Microsoft Corp.	5,701,823
102,316	QUALCOMM, Inc.	7,094,592
224,544	Visa, Inc.	14,687,423
		68,227,606
Telecommunication Services - 1.3%
42,785	Crown Castle International Corp.	3,531,474
Total Common Stocks (Cost $200,635,265)		257,005,069

Warrants - 0.1%
20,000	Wells Fargo Co.*	409,800
Total Warrants (Cost $221,300)		409,800

Short-Term Investments - 6.6%
Money Market Funds - 6.6%
18,093,736	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03%#	18,093,736
Total Short-Term Investments (Cost $18,093,736)		18,093,736
Total Investments - 100.2% (Cost $218,950,301)		275,508,605
Liabilities in Excess of Other Assets - (0.2)%		(613,489)
NET ASSETS - 100.0%		$274,895,116

ADR - American Depositary Receipt
*Non-Income Producing
#Annualized seven-day yield as of March 31, 2015.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows+:

Tax cost of investments		$219,001,302
Gross unrealized appreciation		60,184,724
Gross unrealized depreciation		(3,677,421)
Net unrealized appreciation		$56,507,303

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2015 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2015:

	Level 1	Level 2	Level 3

Common Stocks	$257,005,069	$-	$-
Warrants	$409,800	$-	$-
Short-Term Investments	$18,093,736	$-	$-
Total Investments	$275,508,605	$-	$-

Brown Advisory Equity Income Fund
Schedule of Investments
March 31, 2015 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 82.8%
Consumer Discretionary - 13.3%
112,382	Best Buy, Inc.	4,246,916
125,191	GameStop Corp.	4,752,250
106,446	Garmin, Ltd.	5,058,314
32,541	McDonald's Corp.	3,170,795
55,324	Target Corp.	4,540,441
4,909	Time Warner Cable, Inc.	735,761
72,696	V.F. Corp.	5,474,736
		27,979,213
Consumer Staples - 10.0%
169,460	Altria Group, Inc.	8,476,389
71,602	Coca-Cola Co.	2,903,461
59,528	Philip Morris International, Inc.	4,484,245
127,191	Unilever NV ADR	5,311,496
		21,175,591
Energy - 10.9%
208,372	Kinder Morgan, Inc.	8,764,126
59,589	Occidental Petroleum Corp.	4,349,997
310,749	Plains GP Holdings LP	8,815,949
23,160	Total S.A. ADR	1,150,126
		23,080,198
Financials - 12.0%
65,329	Cincinnati Financial Corp.	3,480,729
45,536	Erie Indemnity Co.	3,973,471
80,688	JPMorgan Chase & Co.	4,888,079
32,472	M&T Bank Corp.	4,123,944
137,105	OneBeacon Insurance Group, Ltd.	2,085,367
25,426	T. Rowe Price Group, Inc.	2,058,998
84,325	Wells Fargo Co.	4,587,280
		25,197,868
Health Care - 12.8%
95,642	AbbVie, Inc.	5,598,883
47,320	Johnson & Johnson	4,760,392
72,405	Merck & Co., Inc.	4,161,839
68,736	Novartis AG ADR	6,778,057
92,681	Teva Pharmaceutical Industries, Ltd. ADR	5,774,026
		27,073,197
Industrials - 9.2%
28,672	Copa Holdings S.A.	2,895,012
125,575	Healthcare Services Group, Inc.	4,034,725
84,452	Nielsen Holdings NV	3,764,025
56,784	PACCAR, Inc.	3,585,342
43,382	United Technologies Corp.	5,084,370
		19,363,474
Information Technology - 12.5%
42,531	Accenture PLC	3,984,729
37,831	Apple, Inc.	4,707,311
74,523	Automatic Data Processing, Inc.	6,382,150
151,335	Microsoft Corp.	6,152,525
74,120	QUALCOMM, Inc.	5,139,481
		26,366,196
Materials - 1.2%
20,528	Praxair, Inc.	2,478,551

Telecommunication Services - 0.9%
53,663	Rogers Communications, Inc.	1,796,637
Total Common Stocks (Cost $130,340,047)		174,510,925

Preferred Stocks - 3.2%
86,110	Public Storage, Inc. - Series O	2,157,056
177,771	Public Storage, Inc. - Series S	4,570,492
Total Preferred Stocks (Cost $6,763,771)		6,727,548

Real Estate Investment Trusts - 6.4%
111,460	Plum Creek Timber Co., Inc.	4,842,937
220,971	Redwood Trust, Inc.	3,948,752
70,061	W.P. Carey, Inc.	4,764,148
Total Real Estate Investment Trusts (Cost $12,913,230)		13,555,837

Short-Term Investments - 7.4%
Money Market Funds - 7.4%
15,596,402	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03%#	15,596,402
Total Short-Term Investments (Cost $15,596,402)		15,596,402
Total Investments - 99.8% (Cost $165,613,450)		210,390,712
Other Assets in Excess of Liabilities - 0.2%		446,574
NET ASSETS - 100.0%		$210,837,286

ADR - American Depositary Receipt
#Annualized seven-day yield as of March 31, 2015.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows+:

Tax cost of investments		$164,462,102
Gross unrealized appreciation		46,489,001
Gross unrealized depreciation		(560,391)
Net unrealized appreciation		$45,928,610

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2015 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2015:

	Level 1	Level 2	Level 3

Common Stocks	$174,510,925	$-	$-
Preferred Stocks	$6,727,548	$-	$-
Real Estate Investment Trusts	$13,555,837	$-	$-
Short-Term Investments	$15,596,402	$-	$-
Total Investments	$210,390,712	$-	$-

Brown Advisory Sustainable Growth Fund
Schedule of Investments
March 31, 2015 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 97.3%
Consumer Discretionary - 16.8%
19,607	Amazon.com, Inc.*	7,295,764
86,000	BorgWarner, Inc.	5,201,280
7,484	Chipotle Mexican Grill, Inc.*	4,868,641
68,140	Nike, Inc.	6,836,486
68,981	Starbucks Corp.	6,532,501
72,994	TJX Companies, Inc.	5,113,230
		35,847,902
Health Care - 15.5%
17,407	Alexion Pharmaceuticals, Inc.*	3,016,633
79,659	Bristol-Myers Squibb Co.	5,138,005
91,307	Cerner Corp.*	6,689,151
34,167	IDEXX Laboratories, Inc.*	5,278,118
75,453	Novo Nordisk A.S.	4,028,436
66,911	Thermo Fisher Scientific, Inc.	8,988,824
		33,139,167
Industrials - 28.8%
105,608	A. O. Smith Corp.	6,934,221
14,430	Acuity Brands, Inc.	2,426,549
72,864	Canadian National Railway Co.	4,872,416
89,430	Danaher Corp.	7,592,607
52,480	J.B. Hunt Transport Services, Inc.	4,481,530
36,756	Middleby Corp.*	3,773,003
61,993	Pall Corp.	6,223,477
59,793	Stericycle, Inc.*	8,396,731
115,055	Verisk Analytics, Inc.*	8,214,927
90,724	Westinghouse Air Brake Technologies Corp.	8,619,687
		61,535,148
Information Technology - 32.2%
84,098	Akamai Technologies, Inc.*	5,974,742
40,121	Apple, Inc.	4,992,256
79,853	Arm Holdings PLC ADR	3,936,753
86,043	Facebook, Inc.*	7,074,025
8,736	Google, Inc. - Class A*	4,845,859
6,924	Google, Inc. - Class C*	3,794,352
58,692	Intuit, Inc.	5,690,776
67,299	NXP Semiconductors NV*	6,754,128
77,588	salesforce.com, Inc.*	5,183,654
51,833	Stratasys, Ltd.*	2,735,746
126,833	TE Connectivity, Ltd.	9,083,780
136,928	Visa, Inc.	8,956,461
		69,022,532

Materials - 4.0%
52,610	Ecolab, Inc.	6,017,532
21,419	Praxair, Inc.	2,586,130
		8,603,662
Total Common Stocks (Cost $142,009,177)		208,148,411

Short-Term Investments - 2.9%
Money Market Funds - 2.9%
6,266,480	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03%#	6,266,480
Total Short-Term Investments (Cost $6,266,480)		6,266,480
Total Investments - 100.2% (Cost $148,275,657)		214,414,891
Liabilities in Excess of Other Assets - (0.2)%		(326,094)
NET ASSETS - 100.0%		$214,088,797

ADR - American Depositary Receipt
*Non-Income Producing
#Annualized seven-day yield as of March 31, 2015.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows+:

Tax cost of investments		$148,327,935
Gross unrealized appreciation		68,400,980
Gross unrealized depreciation		(2,314,024)
Net unrealized appreciation		$66,086,956

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2015 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2015:

	Level 1	Level 2	Level 3

Common Stocks	$208,148,411	$-	$-
Short-Term Investments	$6,266,480	$-	$-
Total Investments	$214,414,891	$-	$-

Brown Advisory Small-Cap Growth Fund
Schedule of Investments
March 31, 2015 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 96.1%
Consumer Discretionary - 7.7%
61,580	2U, Inc.*	1,575,216
81,315	Ascent Capital Group, Inc.*	3,237,150
115,927	Bright Horizons Family Solutions, Inc.*	5,943,577
14,328	CoStar Group, Inc.*	2,834,508
16,803	Harman International Industries, Inc.	2,245,385
145,156	Krispy Kreme Doughnuts, Inc.*	2,901,669
87,968	Liberty TripAdvisor Holdings, Inc.*	2,796,503
		21,534,008
Consumer Staples - 2.1%
23,887	PriceSmart, Inc.	2,029,917
45,058	Treehouse Foods, Inc.*	3,830,831
		5,860,748
Financials - 5.9%
84,020	City National Corp.	7,484,502
112,711	ConnectOne Bancorp, Inc.	2,193,356
60,883	Patriot National, Inc.*	773,214
115,246	Prosperity Bancshares, Inc.	6,048,110
		16,499,182
Health Care - 14.8%
42,753	Acceleron Pharma, Inc.*	1,627,179
37,427	Cardiovascular Systems, Inc.*	1,461,150
87,875	Charles River Laboratories International, Inc.*	6,967,609
37,948	Coherus BioSciences, Inc.*	1,160,450
118,191	Dyax Corp.*	1,980,290
9,348	Endologix, Inc.*	159,570
41,741	Henry Schein, Inc.*	5,827,878
35,624	IDEXX Laboratories, Inc.*	5,503,196
38,064	Incyte Corp.*	3,488,946
12,778	Laboratory Corp. of America Holdings*	1,611,178
42,702	Medidata Solutions, Inc.*	2,094,106
96,117	Novadaq Technologies, Inc.*	1,560,940
59,880	Omeros Corp.*	1,319,156
19,414	Receptos, Inc.*	3,201,175
19,506	Ultragenyx Pharmaceutical, Inc.*	1,211,128
55,712	WuXi PharmaTech, Inc. ADR*	2,160,511
		41,334,462
Industrials - 25.7%
91,473	Advisory Board Company*	4,873,682
40,552	Colfax Corp.*	1,935,547
86,371	Corporate Executive Board Co.	6,897,588
92,339	DigitalGlobe, Inc.*	3,145,990
86,802	Esco Technologies, Inc.	3,383,542
91,016	Healthcare Services Group, Inc.	2,924,344
111,247	HEICO Corp.	6,793,854
123,191	Hexcel Corp.	6,334,481
66,630	IDEX Corp.	5,052,553
189,487	Knight Transportation, Inc.	6,110,956
80,274	Landstar System, Inc.	5,322,166
108,849	Roadrunner Transportation Systems, Inc.*	2,750,614
75,922	Team, Inc.*	2,959,440
204,881	Waste Connections, Inc.	9,862,971
68,504	Woodward, Inc.	3,494,389
		71,842,117
Information Technology - 39.2%
136,627	Applied Micro Circuits Corp.*	696,798
261,395	Aruba Networks, Inc.*	6,401,564
86,680	Blackbaud, Inc.	4,106,898
224,536	Broadridge Financial Solutions, Inc.	12,351,725

202,103	BroadSoft, Inc.*	6,762,366
55,784	Cavium, Inc.*	3,950,623
130,442	CoreLogic, Inc.*	4,600,689
23,871	Demandware, Inc.*	1,453,744
34,105	Electronics For Imaging, Inc.*	1,423,884
110,004	Fair Isaac Corp.	9,759,555
211,056	Genpact, Ltd.*	4,907,052
18,236	Global Payments, Inc.	1,671,876
175,704	HomeAway, Inc.*	5,300,990
83,453	Informatica Corp.*	3,659,831
196,643	Interactive Intelligence Group, Inc.*	8,097,759
39,288	M/A-COM Technology Solutions Holdings, Inc.*	1,463,871
136,246	MAXIMUS, Inc.	9,095,783
178,445	Pegasystems, Inc.	3,881,179
76,838	PROS Holdings, Inc.*	1,898,667
6,846	Riverbed Technology, Inc.*	143,150
19,194	SPS Commerce, Inc.*	1,287,917
93,643	Synchronoss Technologies, Inc.*	4,444,297
35,600	Ultimate Software Group, Inc.*	6,050,398
31,850	WEX, Inc.*	3,419,416
188,028	Xoom Corp.*	2,762,131
		109,592,163
Telecommunication Services - 0.7%
56,435	Cogent Communications Holdings, Inc.	1,993,849
Total Common Stocks (Cost $172,316,203)		268,656,529

Private Placements - 0.8%
18,000	Greenspring Global Partners IV-B, L.P.*^†	2,262,387
69,769	Greenspring Global Partners V-B, L.P.*~†	90,884
Total Private Placements (Cost $809,907)		2,353,271

Short-Term Investments - 3.4%
Money Market Funds - 3.4%
9,349,351	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03%#	9,349,351
Total Short-Term Investments (Cost $9,349,351)		9,349,351
Total Investments - 100.3% (Cost $182,475,461)		280,359,151
Liabilities in Excess of Other Assets - (0.3)%		(716,686)
NET ASSETS - 100.0%		$279,642,465

ADR - American Depositary Receipt
*Non-Income Producing
^Security is exempt from registration under Rule 144A of the Securities Act of 1933. Security is fair valued under the supervision of the Board of Trustees and was acquired from February 2008 to February 2015 as part of a $2,000,000 capital commitment. At March 31, 2015, 1,800,000 of the capital commitment has been fulfilled by the Fund.

~Security is exempt from registration under Rule 144A of the Securities Act of 1933. Security is fair valued under the supervision of the Board of Trustees and was acquired from October 2012 to February 2015 as part of a $100,000 capital commitment. At March 31, 2015, $69,769 of the capital commitment has been fulfilled by the Fund.

†All or a portion of this security is considered illiquid. At March 31, 2015 the total market value of securities considered illiquid was $2,353,271 or 0.8% of net assets.
#Annualized seven-day yield as of March 31, 2015.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows+:

Tax cost of investments		$184,187,151
Gross unrealized appreciation		99,296,434
Gross unrealized depreciation		(3,124,434)
Net unrealized appreciation		$96,172,000

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2015 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2015:

	Level 1	Level 2	Level 3

Common Stocks	$268,656,529	$-	$-
Private Placements	$-	$-	$2,353,271
Short-Term Investments	$9,349,351	$-	$-
Total Investments	$278,005,880	$-	$2,353,271

Brown Advisory Small-Cap Fundamental Value Fund
Schedule of Investments
March 31, 2015 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 90.6%
Consumer Discretionary - 15.6%
256,965	Ascent Capital Group, Inc.*	10,229,777
303,338	Cato Corp.	12,012,185
512,951	Core-Mark Holding Co., Inc.	32,993,008
322,396	Culp, Inc.	8,624,093
2,666,079	Denny's Corp.*	30,393,301
617,676	Destination Maternity Corp.	9,302,200
471,790	Diamond Resorts International, Inc.*	15,771,940
354,000	Starz, Inc.*	12,181,140
		131,507,644
Consumer Staples - 1.1%
104,488	Casey's General Stores, Inc.	9,414,369
Energy - 3.6%
319,803	Bristow Group, Inc.	17,413,274
452,792	RigNet, Inc.*	12,945,323
		30,358,597
Financials - 26.6%
1,380,334	American Capital, Ltd.*	20,415,140
449,623	American Equity Investment Life Holding Co.	13,097,518
172,883	Assurant, Inc.	10,616,745
512,951	Capitol Federal Financial, Inc.	6,411,888
756,761	Cash America International, Inc.	17,632,531
167,565	Farmers Capital Bank Corp.*†	3,895,886
202,699	Fly Leasing, Ltd. ADR	2,951,298
927,746	Forest City Enterprises, Inc.*	23,676,078
592,108	Maiden Holdings, Ltd.	8,780,962
258,816	Medley Management, Inc.	2,844,388
440,126	National General Holdings Corp.	8,230,356
838,451	NorthStar Asset Management Group, Inc.	19,569,446
336,520	OceanFirst Financial Corp.†	5,811,700
598,441	Oritani Financial Corp.	8,707,317
278,638	Pacific Premier Bancorp, Inc.*	4,511,149
282,442	Patriot National, Inc.*	3,587,013
241,277	Renasant Corp.	7,250,374
1,002,131	Synovus Financial Corp.	28,069,689
1,913,118	TFS Financial Corp.	28,084,572
		224,144,050
Health Care - 2.5%
128,676	Addus HomeCare Corp.*	2,962,121
388,234	Air Methods Corp.*	18,087,822
		21,049,943
Industrials - 15.9%
747,264	Albany International Corp.†	29,703,744
475,590	DigitalGlobe, Inc.*	16,203,351
519,284	EnPro Industries, Inc.	34,246,780
409,272	Kadant, Inc.†	21,531,800
520,724	McGrath RentCorp†	17,137,027
267,874	Thermon Group Holdings, Inc.*	6,447,727
286,237	TriMas Corp.*	8,813,237
		134,083,666

Information Technology - 14.7%
658,605	Broadridge Financial Solutions, Inc.	36,229,861
341,966	CoreLogic, Inc.*	12,061,141
758,991	CTS Corp.†	13,654,248
60,163	DST Systems, Inc.	6,660,646
559,203	Echostar Corp.*	28,921,979
223,418	MAXIMUS, Inc.	14,915,386
152,059	MTS Systems Corp.	11,503,263
		123,946,524
Materials - 8.2%
297,404	Clearwater Paper Corp.*	19,420,481
163,781	Deltic Timber Corp.	10,850,491
291,307	Innophos Holdings, Inc.	16,418,063
181,196	KMG Chemicals, Inc.	4,843,369
274,730	Neenah Paper, Inc.	17,181,614
		68,714,018
Telecommunication Services - 2.4%
289,233	Atlantic Tele-Network, Inc.	20,020,708
Total Common Stocks (Cost $603,289,605)		763,239,519

Real Estate Investment Trusts - 3.7%
2,162,625	Campus Crest Communities, Inc.	15,484,395
1,947,315	MFA Financial, Inc.	15,305,896
Total Real Estate Investment Trusts (Cost $31,194,904)		30,790,291

Short-Term Investments - 5.5%
Money Market Funds - 5.5%
46,570,439	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03%#	46,570,439
Total Short-Term Investments (Cost $46,570,439)		46,570,439
Total Investments - 99.8% (Cost $681,054,948)		840,600,249
Other Assets in Excess of Liabilities - 0.2%		1,916,772
NET ASSETS - 100.0%		$842,517,021

ADR - American Depositary Receipt
*Non-Income Producing
†All or a portion of this security is considered illiquid. At March 31, 2015 the total market value of securities considered illiquid was $21,074,740 or 2.5% of net assets.
#Annualized seven-day yield as of March 31, 2015.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows+:

Tax cost of investments		$682,218,654
Gross unrealized appreciation		179,324,915
Gross unrealized depreciation		(20,943,320)
Net unrealized appreciation		$158,381,595

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2015 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2015:

	Level 1	Level 2	Level 3

Common Stocks	$763,239,519	$-	$-
Real Estate Investment Trusts	$30,790,291	$-	$-
Short-Term Investments	$46,570,439	$-	$-
Total Investments	$840,600,249	$-	$-

Brown Advisory Opportunity Fund
Schedule of Investments
March 31, 2015 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 98.3%
Consumer Discretionary - 16.0%
6,703	2U, Inc.*	171,463
1,000	Alibaba Group Holding, Ltd. ADR*	83,240
545	Amazon.com, Inc.*	202,794
4,239	Best Buy, Inc.	160,192
3,028	Bright Horizons Family Solutions, Inc.*	155,246
171	Chipotle Mexican Grill, Inc.*	111,242
1,914	Garmin, Ltd.	90,953
7,322	Krispy Kreme Doughnuts, Inc.*	146,367
2,191	Lowe's Companies, Inc.	162,988
151	Priceline Group, Inc.*	175,787
2,050	Starbucks Corp.	194,135
2,805	Under Armour, Inc.*	226,504
		1,880,911
Consumer Staples - 4.8%
1,424	Estee Lauder Companies, Inc.	118,420
1,540	Mead Johnson Nutrition Co.	154,816
1,702	PriceSmart, Inc.	144,636
2,834	Whole Foods Market, Inc.	147,595
		565,467
Energy - 5.6%
1,501	FMC Technologies, Inc.*	55,552
2,762	Occidental Petroleum Corp.	201,626
4,732	Oceaneering International, Inc.	255,197
1,914	Phillips 66	150,440
		662,815
Financials - 16.6%
11,902	American Capital, Ltd.*	176,031
9,352	Charles Schwab Corp.	284,675
2,651	City National Corp.	236,151
2,946	ConnectOne Bancorp, Inc.	57,329
5,894	Forest City Enterprises, Inc.*	150,415
3,468	JPMorgan Chase & Co.	210,091
1,914	Prosperity Bancshares, Inc.	100,447
2,903	Realogy Holdings Corp.*	132,028
11,009	Regions Financial Corp.	104,035
2,888	SunTrust Banks, Inc.	118,668
6,776	Synovus Financial Corp.	189,796
13,616	TFS Financial Corp.	199,883
		1,959,549
Health Care - 14.1%
1,539	Acceleron Pharma, Inc.*	58,574
1,293	athenahealth, Inc.*	154,371
2,126	Baxter International, Inc.	145,631
2,495	Bristol-Myers Squibb Co.	160,927
991	Coherus BioSciences, Inc.*	30,305
2,269	DaVita HealthCare Partners, Inc.*	184,424
5,306	Dyax Corp.*	88,902
2,702	Express Scripts Holding Co.*	234,453
413	Intuitive Surgical, Inc.*	208,577
822	Merck & Co., Inc.	47,249
2,194	Omeros Corp.*	48,334
920	Receptos, Inc.*	151,699
11,976	Tandem Diabetes Care, Inc.*	151,137
		1,664,583

Industrials - 11.0%
2,427	Albany International Corp.	96,473
1,312	Canadian National Railway Co.	87,733
4,384	Colfax Corp.*	209,248
1,412	EnPro Industries, Inc.	93,121
2,106	Fastenal Co.	87,262
2,481	HEICO Corp.	151,515
2,048	Hexcel Corp.	105,308
2,904	McGrath RentCorp	95,571
1,703	United Rentals, Inc.*	155,246
4,202	Woodward, Inc.	214,344
		1,295,821
Information Technology - 27.2%
3,559	Apple, Inc.	442,846
9,215	Applied Micro Circuits Corp.*	46,997
6,077	Aruba Networks, Inc.*	148,826
4,294	BroadSoft, Inc.*	143,677
1,934	Check Point Software Technologies, Ltd.*	158,530
1,731	Demandware, Inc.*	105,418
2,223	eBay, Inc.*	128,223
1,466	Facebook, Inc.*	120,527
3,834	Fair Isaac Corp.	340,152
143	Google, Inc. - Class A*	79,322
143	Google, Inc. - Class C*	78,364
5,751	HomeAway, Inc.*	173,508
2,763	Interactive Intelligence Group, Inc.*	113,780
1,342	MTS Systems Corp.	101,522
2,991	National Instruments Corp.	95,832
1,808	NXP Semiconductors NV*	181,451
4,511	Pegasystems, Inc.	98,114
1,825	QUALCOMM, Inc.	126,546
2,793	salesforce.com, Inc.*	186,600
2,573	Stratasys, Ltd.*	135,803
2,960	Visa, Inc.	193,614
		3,199,652
Materials - 2.4%
1,711	Ecolab, Inc.	195,704
692	Praxair, Inc.	83,552
		279,256
Telecommunication Services - 0.6%
2,350	Zayo Group Holdings, Inc.*	65,706
Total Common Stocks (Cost $8,517,001)		11,573,760

Short-Term Investments - 1.7%
Money Market Funds - 1.7%
195,834	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03%#	195,834
Total Short-Term Investments (Cost $195,834)		195,834
Total Investments - 100.0% (Cost $8,712,835)		11,769,594
Other Assets in Excess of Liabilities - 0.0%		5,625
NET ASSETS - 100.0%		$11,775,219

ADR - American Depositary Receipt
*Non-Income Producing
#Annualized seven-day yield as of March 31, 2015.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows+:

Tax cost of investments		$8,762,594
Gross unrealized appreciation		3,235,282
Gross unrealized depreciation		(228,282)
Net unrealized appreciation		$3,007,000

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2015 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2015:

	Level 1	Level 2	Level 3

Common Stocks	$11,573,760	$-	$-
Short-Term Investments	$195,834	$-	$-
Total Investments	$11,769,594	$-	$-

Brown Advisory Multi-Strategy Fund
Schedule of Investments
March 31, 2015 (Unaudited)

Shares	Security Description	Value $

Affiliated Mutual Funds - 96.4%
Domestic Equity Funds - 41.8%
56,318	Brown Advisory Flexible Equity Fund	906,719
8,520	Brown Advisory Small-Cap Fundamental Value Fund	205,491
3,402	Brown Advisory Small-Cap Growth Fund*	120,010
		1,232,220
Foreign Equity Funds - 17.8%
14,480	Brown Advisory - Somerset Emerging Markets Fund	142,630
26,034	Brown Advisory - WMC Strategic European Equity Fund	261,642
11,244	Brown Advisory Emerging Markets Small-Cap Fund*	119,753
		524,025
Bond Funds - 36.8%
29,161	Brown Advisory Strategic Bond Fund	290,152
78,727	Brown Advisory Total Return Fund	795,147
		1,085,299
Total Affiliated Mutual Funds (Cost $2,788,693)		2,841,544

Short-Term Investments - 3.3%
Money Market Funds - 3.3%
95,678	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03%#	95,678
Total Short-Term Investments (Cost $95,678)		95,678
Total Investments - 99.7% (Cost $2,884,371)		2,937,222
Other Assets in Excess of Liabilities - 0.3%		10,046
NET ASSETS - 100.0%		$2,947,268

*Non-Income Producing
#Annualized seven-day yield as of March 31, 2015.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows+:

Tax cost of investments		$2,884,371
Gross unrealized appreciation		58,274
Gross unrealized depreciation		(5,423)
Net unrealized appreciation		$52,851

+ Tax adjustments are calculated annually as of the Fund's fiscal year end. The first tax adjustments for the Fund will be calculated as
June 30, 2015. The above amounts do not reflect any tax adjustments.

Summary of Fair Value Disclosure at March 31, 2015 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2015:

	Level 1	Level 2	Level 3

Affiliated Mutual Funds	$2,841,544	$-	$-
Short-Term Investments	$95,678	$-	$-
Total Investments	$2,937,222	$-	$-

Brown Advisory Intermediate Income Fund
Schedule of Investments
March 31, 2015 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Corporate Bonds & Notes - 28.6%
1,600,000	American Express Credit Corp.#	0.75%	08/15/2019	1,594,794
1,808,000	BB&T Corp. Callable 12/15/2019 @ 100#^	0.95%	01/15/2020	1,815,476
1,615,000	Bed Bath & Beyond, Inc. Callable 05/01/2024 @ 100^	3.75%	08/01/2024	1,680,533
1,615,000	Celgene Corp.	2.30%	08/15/2018	1,639,663
1,590,000	Columbia Property Trust Operating Partnership L.P. Callable 01/01/2025 @ 100^	4.15%	04/01/2025	1,637,635
1,610,000	Education Realty Operating Partnership L.P. Callable 09/01/2024 @ 100^	4.60%	12/01/2024	1,676,831
1,610,000	First American Financial Corp.	4.60%	11/15/2024	1,685,818
1,640,000	FMC Technologies, Inc.	2.00%	10/01/2017	1,639,068
1,630,000	Healthcare Trust of America, Inc. Callable 05/15/2021 @ 100^	3.38%	07/15/2021	1,657,073
1,625,000	JB Hunt Transport Services, Inc.	2.40%	03/15/2019	1,656,553
1,610,000	JPMorgan Chase & Co.#	1.21%	01/23/2020	1,636,418
1,510,000	Kinder Morgan Energy Partners L.P.	5.30%	09/15/2020	1,664,009
2,400,000	Lowe's Cos, Inc.#	0.68%	09/10/2019	2,411,868
1,620,000	Morgan Stanley#	1.40%	01/27/2020	1,646,137
1,650,000	News America, Inc.	3.00%	09/15/2022	1,672,655
1,565,000	Providence Health & Services Floating Note#	1.21%	10/01/2017	1,575,946
1,595,000	Realty Income Corp. Callable 07/15/2026 @ 100^	4.13%	10/15/2026	1,691,185
1,595,000	Retail Properties of America, Inc. Callable 12/15/2024 @ 100^	4.00%	03/15/2025	1,613,669
2,380,000	Royal Bank of Canada#	0.78%	03/06/2020	2,385,110
1,330,000	Saint Barnabas Health System	4.00%	07/01/2028	1,360,397
1,615,000	Sunoco Logistics Partners Operations L.P. Callable 01/01/2024 @ 100^	4.25%	04/01/2024	1,661,476
2,250,000	Sutter Health	1.09%	08/15/2053	2,247,377
2,400,000	Verizon Communications, Inc.#	2.02%	09/14/2018	2,505,350
2,415,000	Wells Fargo & Co.#	0.79%	07/20/2016	2,424,761
1,550,000	Zions Bancorporation Callable 05/11/2023 @100^	4.50%	06/13/2023	1,641,960
Total Corporate Bonds & Notes (Cost $44,195,441)				44,821,762

Municipal Bonds - 19.5%
870,000	Central Texas Turnpike System Callable 08/15/2024 @ 100^	5.00%	08/15/2042	958,853
670,000	District of Columbia Income Tax Secured Revenue Bonds, Series 2010F	4.71%	12/01/2022	766,788
1,595,000	Florida Hurricane Catastrophe Revenue Bonds	2.11%	07/01/2018	1,611,381
1,000,000	Illinois State Sales Tax Revenue	2.30%	06/15/2019	1,027,810
1,560,000	Indiana State Bond Bank Revenue	1.02%	07/15/2016	1,568,627
745,000	Lakeland Florida Hospital System Callable 11/15/2024 @ 100^	5.00%	11/15/2034	833,342
3,200,000	Maryland State Health & Higher Education Revenue Bonds	3.99%	07/01/2028	3,235,296
850,000	Metropolitan Transportation Authority Callable 11/15/2024 @ 100^	5.00%	11/15/2030	995,800
5,735,000	Michigan, State of	2.55%	11/01/2015	5,808,523
1,500,000	New Jersey Transportation Trust Fund Authority Callable 12/15/2020 @ 100^	6.10%	12/15/2028	1,669,980
1,420,000	New York City TFA Future Tax Callable 08/01/2024 @ 100^	5.00%	08/01/2032	1,670,502
1,420,000	New York City Water & Sewer System Callable 06/15/2024 @ 100^	5.00%	06/15/2036	1,643,806
720,000	New York State Dormitory Authority Callable 02/15/2024 @ 100^	5.00%	02/15/2030	849,542
1,700,000	New York State Thruway Authority Callable 07/01/2024 @ 100^	5.00%	01/01/2027	2,061,556
1,000,000	North Texas Tollway Authority Callable 01/01/2024 @ 100^	5.00%	01/01/2031	1,133,110
1,420,000	Pennsylvania Turnpike Commission Callable 12/01/2024 @ 100^	5.00%	12/01/2034	1,623,401
2,750,000	Port Authority New York & New Jersey	5.31%	12/01/2019	3,151,638
Total Municipal Bonds (Cost $30,205,765)				30,609,955

Mortgage Backed Securities - 7.9%
4,456	FHLMC, Pool# C00210	8.00%	01/01/2023	5,138
388,461	FHLMC, Pool# 1B0889#	2.15%	05/01/2033	412,073
292,044	FHLMC, Pool# 1J0203#	2.22%	04/01/2035	311,373
3,746,904	FHLMC PC, Pool# Q2-5749	4.00%	04/01/2044	4,006,768
199,998	FHLMC REMIC, Series 2782	4.00%	11/15/2033	209,668
23,293	FNMA, Pool# 254089	6.00%	12/01/2016	23,968
284,600	FNMA, Pool# 842239	5.00%	09/01/2020	304,113
20,646	FNMA, Pool# 539082	7.00%	08/01/2028	20,954
28,647	FNMA, Pool# 625536	6.00%	01/01/2032	32,633
42,201	FNMA, Pool# 628837	6.50%	03/01/2032	48,491
192,006	FNMA, Pool# 663238	5.50%	09/01/2032	217,577
70,110	FNMA, Pool# 744805#	1.89%	11/01/2033	71,698
55,380	FNMA, Pool# 741373#	2.41%	12/01/2033	57,940
72,990	FNMA, Pool# 764342#	1.90%	02/01/2034	75,634
107,169	FNMA, Pool# 848817	5.00%	01/01/2036	119,280
2,049,826	FNMA, Pool# AS1474	4.50%	01/01/2044	2,235,983
1,276,943	FNMA, Pool# AV7911	4.50%	01/01/2044	1,395,160
2,606,837	FNMA REMIC Trust, Series 2013-115†	3.00%	04/25/2031	350,156
67,695	GNMA, Pool# 781450	5.00%	06/15/2017	70,463
24,718	GNMA, Pool# 487110	6.50%	04/15/2029	28,973
34,320	GNMA, Pool# 781186	9.00%	06/15/2030	40,388
6,789	GNMA, Pool# 571166	7.00%	08/15/2031	7,032

1,842,634	GNMA REMIC Trust, Series 2010-124	2.72%	05/16/2037	1,853,123
2,981,699	GNMA REMIC Trust, Series 2013-79†	3.00%	01/20/2042	379,046
Total Mortgage Backed Securities (Cost $11,965,160)				12,277,632

Asset Backed Securities - 2.3%
2,000,000	Freddie Mac STACR Debt Notes, Series 2014-DN1#	2.37%	02/26/2024	2,026,094
1,500,000	Octagon Investment Partners XXII, Ltd., Series B-2#^~	2.59%	11/25/2025	1,506,300
Total Asset Backed Securities (Cost $3,506,300)				3,532,394

U.S. Treasury Notes - 17.4%
11,365,000	United States Treasury Note	0.25%	07/15/2015	11,371,217
4,930,000	United States Treasury Note	0.38%	02/15/2016	4,935,394
4,665,000	United States Treasury Note	0.63%	10/15/2016	4,677,754
5,910,000	United States Treasury Note	2.75%	02/15/2024	6,334,320
Total U.S. Treasury Notes (Cost $27,219,716)				27,318,685

Shares
Affiliated Mutual Funds - 20.7%
3,177,614	Brown Advisory Mortgage Securities Fund			32,475,217
Total Affiliated Mutual Funds (Cost $32,234,761)				32,475,217

Short-Term Investments - 4.0%
Money Market Funds - 4.0%
6,331,473	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03%*			6,331,473
Total Short-Term Investments (Cost $6,331,473)				6,331,473
Total Investments - 100.4% (Cost $155,658,616)				157,367,118
Liabilities in Excess of Other Assets - (0.4)%				(592,658)
NET ASSETS - 100.0%				$156,774,460

^Continuously callable with 30 days notice.
#Variable rate security. Rate disclosed is as of March 31, 2015.
†Interest Only Security
~Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of these securities amounted to $1,506,300 or 1.0% of net assets.

*Annualized seven-day yield as of March 31, 2015.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows+:

Tax cost of investments				$155,658,624
Gross unrealized appreciation				1,938,406
Gross unrealized depreciation				(229,912)
Net unrealized appreciation				$1,708,494

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2015 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2015:

	Level 1	Level 2	Level 3

Corporate Bonds & Notes	$-	$44,821,762	$-
Municipal Bonds	$-	$30,609,955	$-
Mortgage Backed Securities	$-	$12,277,632	$-
Asset Backed Securities	$-	$3,532,394	$-
U.S. Treasury Notes	$-	$27,318,685	$-
Affiliated Mutual Funds	$32,475,217	$-	$-
Short-Term Investments	$6,331,473	$-	$-
Total Investments	$38,806,690	$118,560,428	$-

Brown Advisory Total Return Fund
Schedule of Investments
March 31, 2015 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Corporate Bonds & Notes - 27.9%
705,000	Alleghany Corp. Callable 03/15/2044 @ 100^	4.90%	09/15/2044	745,580
1,140,000	Ally Financial, Inc.	3.25%	02/13/2018	1,130,025
680,000	Bed Bath & Beyond, Inc. Callable 02/01/2044 @ 100^	5.17%	08/01/2044	751,596
1,085,000	CIT Group, Inc.~	5.50%	02/15/2019	1,131,112
700,000	Columbia Property Trust Operating Partnership L.P. Callable 01/01/2025 @ 100^	4.15%	04/01/2025	720,971
500,000	Cornerstone Chemical Co. Callable 05/04/2015 @ 107^~	9.38%	03/15/2018	520,000
720,000	E*TRADE Financial Corp. Callable 11/15/2017 @ 104^	5.38%	11/15/2022	761,400
725,000	Education Realty Operating Partnership L.P. Callable 09/01/2024 @ 100^	4.60%	12/01/2024	755,095
600,000	Family Tree Escrow, LLC Callable 03/01/2017 @ 103^~	5.25%	03/01/2020	631,500
720,000	First American Financial Corp.	4.60%	11/15/2024	753,906
585,000	HCA, Inc.	6.50%	02/15/2020	660,172
745,000	Healthcare Trust of America, Inc. Callable 05/15/2021 @ 100^	3.38%	07/15/2021	757,374
750,000	INEOS Group Holdings S.A. Callable 02/15/2016 @ 103^~	5.88%	02/15/2019	743,437
250,000	Interface Security Systems Holdings, Inc. Callable 07/15/2015 @ 105^	9.25%	01/15/2018	252,500
740,000	JB Hunt Transport Services, Inc.	2.40%	03/15/2019	754,369
685,000	Kinder Morgan Energy Partners L.P.	5.30%	09/15/2020	754,865
625,000	Legg Mason, Inc.	5.63%	01/15/2044	743,089
745,000	Methanex Corp. Callable 09/01/2024 @ 100^	4.25%	12/01/2024	756,296
625,000	NXP Funding, LLC Callable 02/15/2017 @ 103^~	5.75%	02/15/2021	663,281
710,000	Realty Income Corp. Callable 07/15/2026 @ 100^	4.13%	10/15/2026	752,816
745,000	Retail Properties of America, Inc. Callable 12/15/2024 @ 100^	4.00%	03/15/2025	753,720
720,000	Rockwood Specialties Group, Inc. Callable 10/15/2015 @ 103^	4.63%	10/15/2020	751,500
715,000	Royal Caribbean Cruises, Ltd.	5.25%	11/15/2022	763,263
555,000	Spectra Energy Partners L.P. Callable 03/25/2043 @ 100^	5.95%	09/25/2043	674,425
725,000	Sunoco Logistics Partners Operations L.P. Callable 01/01/2024 @ 100^	4.25%	04/01/2024	745,864
600,000	Swedbank AB Callable 03/17/2020 @ 100#^	5.50%	12/29/2049	605,516
495,000	Validus Holdings, Ltd.	8.88%	01/26/2040	704,171
515,000	Verizon Communications, Inc.	6.55%	09/15/2043	671,597
705,000	Weatherford International, Ltd.	7.00%	03/15/2038	669,335
710,000	Zions Bancorporation Callable 05/11/2023 @100^	4.50%	06/13/2023	752,124
Total Corporate Bonds & Notes (Cost $21,563,550)				21,830,899

Mortgage Backed Securities - 26.0%
1,400,000	FHLMC Gold, 3.50%, Due TBA April	3.50%	04/15/2042	1,467,348
1,196,900	FHLMC PC, Pool# C9-1818	4.00%	02/01/2035	1,291,032
298,803	FHLMC PC, Pool# Q3-0223	4.00%	12/01/2044	320,858
586,694	FHLMC PC, Pool# Q3-0148	4.00%	12/01/2044	630,939
298,743	FHLMC PC, Pool# Q3-0222	4.00%	12/01/2044	322,083
499,311	FHLMC PC, Pool# Q3-1286	3.50%	02/01/2045	523,980
700,000	FHLMC PC, Pool# Q3-1967	3.50%	03/01/2045	734,584
5,299,181	FHLMC REMIC, Series 4094`	2.50%	03/15/2027	462,160
1,603,486	FHLMC REMIC, Series 4203`	3.00%	04/15/2033	192,556
177,324	FNMA, Pool# AB9017	3.00%	04/01/2043	181,808
997,880	FNMA, Pool# AY6139	3.50%	02/01/2044	1,050,974
595,930	FNMA, Pool# AX5946	4.00%	10/01/2044	640,557
298,611	FNMA, Pool# AX9501	4.50%	12/01/2044	326,846
599,180	FNMA, Pool# AY0674	3.50%	02/01/2045	630,140
1,000,000	FNMA, Pool# AY0677	3.50%	03/01/2045	1,056,967
1,000,000	FNMA, Pool# AY0678	3.50%	03/01/2045	1,051,672
3,160,000	FNMA 4% Due TBA April	4.00%	04/15/2041	3,378,978
2,750,000	GNMAII Jumbo, 3.5%, Due TBA May	3.50%	05/15/2045	2,886,963
3,000,000	GNMAII Jumbo, 4.0%, Due TBA May	4.00%	05/15/2042	3,192,422
Total Mortgage Backed Securities (Cost $20,292,843)				20,342,867

Asset Backed Securities - 23.0%
750,000	Freddie Mac STACR Debt Notes, Series 2014-DN1#	2.37%	02/26/2024	759,785
770,000	Freddie Mac STACR Debt Notes, Series 2014-DN2#	1.82%	04/25/2024	765,896
1,150,000	Freddie Mac STACR Debt Notes, Series 2014-DN3#	2.57%	08/26/2024	1,164,800
1,000,000	Freddie Mac STACR Debt Notes, Series 2015-DN1#	2.57%	01/27/2025	1,015,066
1,500,000	Highbridge Loan Management 4A-2014 A2a#~	2.31%	07/28/2025	1,481,741
1,000,000	Highbridge Loan Management 6A-2015 C#~+	3.34%	05/05/2027	994,800
750,000	Jamestown CLO III, Ltd. 2013-3A A2A, Series FLT#~	2.20%	01/15/2026	744,399
1,300,000	Magnetite XII 2015-12, Series 2015-12#~	2.46%	04/15/2027	1,316,380
750,000	Magnetite XII 2015-12, Series 2015-12#~	3.36%	04/15/2027	752,400
1,750,000	Marathon CLO VI Ltd 2014-6A A2#	2.31%	05/13/2025	1,724,275
1,000,000	Octagon Investment Partners XXII, Ltd., Series B-2#~	2.59%	11/25/2025	1,004,200
750,000	Octagon Investment Partners XXII, Ltd., Series 2014-22 A#~	1.71%	11/25/2025	750,000
2,000,000	Octagon Investment Partners XXII, Ltd., Series C-1#~	3.54%	11/25/2025	2,006,861
1,000,000	OZLM Funding, Ltd., Series 2013-4#~	1.98%	07/22/2025	978,000
750,000	OZLM IX, Ltd. Series 2014-9A A1#~	1.81%	01/20/2027	750,115
750,000	OZLM IX, Ltd. Series 2014-9A B#~	3.55%	01/20/2027	759,225
1,000,000	Symphony CLO XIV, Ltd#~	2.30%	07/14/2026	1,002,900
Total Asset Backed Securities (Cost $17,834,490)				17,970,843

Municipal Bonds - 6.1%
400,000	Bay Area Toll Authority	7.04%	04/01/2050	602,256
115,000	California State	7.55%	04/01/2039	180,329
1,300,000	Health Care Authority for Baptist Health	5.50%	11/15/2043	1,345,214
1,500,000	New Jersey Turnpike Authority	7.10%	01/01/2041	2,197,230
410,000	Port Authority of New York and New Jersey Callable 10/15/2024 @ 100^	4.43%	10/15/2034	436,421
Total Municipal Bonds (Cost $4,655,404)				4,761,450

U.S. Treasury Notes - 15.7%
4,070,000	United States Treasury Note†	0.25%	07/15/2015	4,072,226
2,090,000	United States Treasury Note	1.25%	10/31/2015	2,103,062
1,475,000	United States Treasury Note	0.38%	02/15/2016	1,476,614
4,620,000	United States Treasury Note	2.00%	02/15/2025	4,649,596
Total U.S. Treasury Notes (Cost $12,291,230)				12,301,498

Shares
Short-Term Investments - 17.2%
Money Market Funds - 17.2%
13,405,820	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03%*			13,405,820
Total Short-Term Investments (Cost $13,405,820)				13,405,820
Total Investments - 115.9% (Cost $90,043,337)				90,613,377
Liabilities in Excess of Other Assets - (15.9)%				(12,457,694)
NET ASSETS - 100.0%				$78,155,683

^ Continuously callable with 30 days notice.
~ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of these securities amounted to $16,230,351 or 20.8% of net assets.

` Interest Only Security
+ Security is fair valued under supervision of the Board of Trustees
† A portion of this security is pledged as collateral in connection with open futures contracts.
# Variable rate security. Rate disclosed is as of March 31, 2015.
* Annualized seven-day yield as of March 31, 2015.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows+:

Tax cost of investments				$90,043,337
Gross unrealized appreciation				724,695
Gross unrealized depreciation				(154,655)
Net unrealized appreciation				$570,040

+ Tax adjustments are calculated annually as of the Fund's fiscal year end. The first tax adjustments for the Fund will be calculated as June 30, 2015. The above amounts do not reflect any tax adjustments.

Futures Contracts - Long
The Total Return Fund had the following open long futures contracts as of March 31, 2015:
Issue	Contracts	Expriation Date	Notional Amount	Unrealized Appreciation
U.S. Treasury Long Bond Futures June 2015	40	07/01/15	$6,485,117	$69,883
U.S. Treasury Ultra Bond Futures June 2015	20	07/01/15	3,354,408	43,092
			$9,839,525	$112,975

Futures Contracts - Short
The Total Return Fund had the following open short futures contracts as of March 31, 2015:
Issue	Contracts	Expriation Date	Notional Amount	Unrealized Depreciation
U.S. Treasury 10-Year Note Futures June 2015	(80)	07/01/15	$(10,246,370)	$(66,130)
U.S. Treasury 5-Year Note Futures June 2015	(105)	07/01/15	(12,538,586)	(83,562)
			$(22,784,956)	$(149,692)

Summary of Fair Value Disclosure at March 31, 2015 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2015:

	Level 1	Level 2	Level 3

Corporate Bonds & Notes	$-	$21,830,899	$-
Mortgage Backed Securities	$-	$20,342,867	$-
Asset Backed Securities	$-	$16,976,043	$994,800
Municipal Bonds	$-	$4,761,450	$-
U.S. Treasury Notes	$-	$12,301,498	$-
Short-Term Investments	$13,405,820	$-	$-
Total Investments	$13,405,820	$76,212,757	$994,800
Futures Contracts - Long*	$112,975	$-	$-
Futures Contracts - Short*	$(149,692)	$-	$-

* Unrealized Appreciation (Depreciation)

Brown Advisory Strategic Bond Fund
Schedule of Investments
March 31, 2015 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Corporate Bonds & Notes - 52.0%
500,000	Alleghany Corp. Callable 03/15/2044 @ 100^	4.90%	09/15/2044	528,780
565,000	Ally Financial, Inc.	3.25%	02/13/2018	560,056
500,000	Aramark Services, Inc. Callable 03/15/2015 @ 104^	5.75%	03/15/2020	523,750
500,000	Burlington Northern Santa Fe, LLC Callable 03/01/2044 @ 100^	4.55%	09/01/2044	550,189
1,000,000	Chesapeake Energy Corp. Callable 05/04/2015 @ 101#^	3.50%	04/15/2019	965,000
750,000	CIT Group, Inc.~	5.50%	02/15/2019	781,875
555,000	Columbia Property Trust Operating Partnership LP Callable 01/01/2025 @ 100^	4.15%	04/01/2025	571,627
750,000	Community Health Systems, Inc. Callable 02/01/2017 @ 104^	5.13%	08/01/2021	776,250
750,000	Constellation Brands, Inc.	4.25%	05/01/2023	773,437
500,000	Cornerstone Chemical Co. Callable 05/04/2015 @ 107^~	9.38%	03/15/2018	520,000
250,000	Crown Americas, LLC Callable 02/01/2016 @ 103^	6.25%	02/01/2021	264,687
500,000	Davita Healthcare Partners, Inc. Callable 07/15/2019 @ 103^	5.13%	07/15/2024	510,937
480,000	Discover Bank	4.25%	03/13/2026	511,155
500,000	Dynegy Finance I/II, Inc. Callable 11/01/2018 @ 104^~	7.38%	11/01/2022	527,500
500,000	Dynegy Finance I/II, Inc. Callable 11/01/2019 @ 104^~	7.63%	11/01/2024	525,625
250,000	E*TRADE Financial Corp. Callable 11/15/2017 @ 104^	5.38%	11/15/2022	264,375
500,000	Ecolab, Inc.	4.35%	12/08/2021	551,759
750,000	Education Realty Operating Partnership, L.P. Callable 09/01/2024 @ 100^	4.60%	12/01/2024	781,133
500,000	Energy Transfer Partners L.P. Callable 12/15/2024 @ 100^	4.05%	03/15/2025	505,235
750,000	Family Tree Escrow, LLC Callable 03/01/2017 @ 103^~	5.25%	03/01/2020	789,375
405,000	First American Financial Corp.	4.60%	11/15/2024	424,072
500,000	Fresenius Medical Care U.S. Finance II, Inc. Callable 07/17/2024 @ 100^~	4.75%	10/15/2024	526,250
420,000	Goldman Sachs Group, Inc.#	1.28%	10/23/2019	423,993
325,000	Goldman Sachs Group, Inc.	5.75%	01/24/2022	379,718
500,000	Goodyear Tire & Rubber Co. Callable 03/01/2016 @ 105^	6.50%	03/01/2021	535,000
750,000	HCA, Inc.	6.50%	02/15/2020	846,375
575,000	Health Care REIT, Inc. Callable 10/15/2021 @ 100^	5.25%	01/15/2022	649,011
500,000	Healthcare Trust of America, Inc. Callable 05/15/2021 @ 100^	3.38%	07/15/2021	508,305
750,000	INEOS Group Holdings S.A. Callable 02/15/2016 @ 103^~	5.88%	02/15/2019	743,438
250,000	Interface Master Holdings, Inc. Callable 08/01/2015 @ 106^~	12.50%	08/01/2018	240,938
750,000	Interface Security Systems Holdings, Inc. Callable 07/15/2015 @ 105^	9.25%	01/15/2018	757,500
670,000	Kinder Morgan, Inc. Callable 03/01/2025 @ 100^	4.30%	06/01/2025	689,100
250,000	Kinetic Concepts, Inc. Callable 11/01/2015 @ 105^	10.50%	11/01/2018	271,250
250,000	Kinetic Concepts, Inc. Callable 11/01/2015 @ 106^	12.50%	11/01/2019	274,375
1,000,000	Lear Corp. Callable 01/15/2020 @ 103^	5.25%	01/15/2025	1,025,000
600,000	National Retail Properties, Inc. Callable 07/15/2022 @ 100^	3.80%	10/15/2022	623,048
625,000	NXP Funding, LLC Callable 02/15/2017 @ 103^~	5.75%	02/15/2021	663,281
500,000	Packaging Corp. of America Callable 08/01/2023 @ 100^	4.50%	11/01/2023	539,413
500,000	Peabody Energy Corp. Callable 03/15/2018 @ 108	6.00%	11/15/2018	397,500
1,000,000	Peabody Energy Corp. Callable 05/15/2015 @ 107^~	10.00%	03/15/2022	895,000
1,000,000	Perstorp Holding AB Callable 05/15/2015 @ 107^~	8.75%	05/15/2017	1,037,500
250,000	Perstorp Holding AB Callable 05/15/2015 @ 108^~	11.00%	08/15/2017	260,000
750,000	Realty Income Corp. Callable 05/01/2023 @ 100^	4.65%	08/01/2023	820,978
565,000	Retail Properties of America, Inc. Callable 12/15/2024 @ 100^	4.00%	03/15/2025	571,613
600,000	Rockwood Specialties Group, Inc. Callable 10/15/2015 @ 103^	4.63%	10/15/2020	626,250
650,000	Royal Caribbean Cruises, Ltd.	5.25%	11/15/2022	693,875
500,000	Sealed Air Corp. Callable 09/01/2022 @ 100^~	4.88%	12/01/2022	511,250
500,000	Spectrum Brands, Inc. Callable 11/15/2016 @ 103^	6.38%	11/15/2020	532,500
850,000	Sunoco Logistics Partners Operations L.P. Callable 11/15/2044 @ 100^	5.35%	05/15/2045	897,252
600,000	Swedbank AB Callable 03/17/2020 @ 100#^	5.50%	12/29/2049	605,516
750,000	United Rentals North America, Inc. Callable 07/15/2018 @ 103^	4.63%	07/15/2023	760,313
500,000	United Rentals North America, Inc. Callable 07/15/2020 @ 103^	5.50%	07/15/2025	510,625
530,000	Zions Bancorporation Callable 05/11/2023 @100^	4.50%	06/13/2023	561,444
Total Corporate Bonds & Notes (Cost $31,402,233)				31,584,428

Asset Backed Securities - 35.6%
750,000	Freddie Mac STACR Debt Notes, Series 2014-DN1#	2.37%	02/26/2024	759,785
750,000	Freddie Mac STACR Debt Notes, Series 2014-DN2#	1.82%	04/25/2024	746,003
850,000	Freddie Mac STACR Debt Notes, Series 2014-DN3#	2.57%	08/26/2024	860,939
500,000	Freddie Mac STACR Debt Notes, Series 2015-DN1#	2.57%	01/27/2025	507,533
1,500,000	Highbridge Loan Management 4A-2014 A2a#~	2.31%	07/28/2025	1,481,741
2,000,000	Highbridge Loan Management 6A-2015 C#~+	3.34%	05/05/2027	1,989,600
750,000	Jamestown CLO III, Ltd. 2013-3A A2A, Series FLT#~	2.20%	01/15/2026	744,398
1,300,000	Magnetite XII 2015-12, Series 2015-12#~	2.46%	04/15/2027	1,316,380
750,000	Magnetite XII 2015-12, Series 2015-12#~	3.36%	04/15/2027	752,400
1,250,000	Marathon CLO VI, Ltd. 2014-6A A2#~	2.31%	05/13/2025	1,231,625
1,030,000	Marathon CLO VI, Ltd. 2014-6A B#~	3.11%	05/13/2025	999,409
1,000,000	Octagon Investment Partners XXII, Ltd., Series B-2#~	2.59%	11/25/2025	1,004,200
1,250,000	Octagon Investment Partners XXII, Ltd., Series 2014-22 A#~	1.71%	11/25/2025	1,250,000
2,000,000	Octagon Investment Partners XXII, Ltd., Series C-1#~	3.54%	11/25/2025	2,006,861
1,000,000	OZLM Funding, Ltd., Series 2013-4#~	1.98%	07/22/2025	978,000
750,000	OZLM IX, Ltd. Series 2014-9A A1#~	1.81%	01/20/2027	750,115
750,000	OZLM IX, Ltd. Series 2014-9A B#~	3.55%	01/20/2027	759,225
1,500,000	Symphony CLO XIV, Ltd.#~	2.30%	07/14/2026	1,504,350
1,000,000	Voya CLO 2015-1, Ltd.#~	2.36%	04/18/2027	1,000,000
1,000,000	Voya CLO 2015-1, Ltd.#~	3.26%	04/18/2027	1,000,000
Total Asset Backed Securities (Cost $21,522,681)				21,642,564

Municipal Bonds - 6.7%
250,000	Alachua County Health Facilities Authority Callable 12/01/2024 @ 100^	5.00%	12/01/2033	284,807
1,000,000	Chicago Illinois Waterworks Callable 11/01/2024 @ 100^	5.00%	11/01/2028	1,147,660
250,000	Franklin County Health Care Facilities Friendship Village Callable 11/15/2024 @ 100^	5.00%	11/15/2034	276,207
805,000	Health Care Authority for Baptist Health	5.50%	11/15/2043	834,584
335,000	Houston Texas Airport System	5.00%	07/15/2020	359,237
200,000	Houston Texas Airport System	5.00%	07/15/2020	215,462
550,000	JEA Electric System Revenue	6.41%	10/01/2034	671,138
250,000	Wisconsin Health & Educational Facilities Authority Callable 05/01/2024 @ 100^	5.00%	05/01/2027	277,898
Total Municipal Bonds (Cost $4,115,941)				4,066,993

Par Value/ Shares
Mutual Funds - 1.1%
2,525	Eaton Vance Massachusetts Municipal Bond Fund			36,890
8,000	Nuveen Massachusetts Premium Income Municipal Fund			107,200
9,276	PIMCO California Municipal Income Fund II			91,090
8,341	PIMCO California Municipal Income Fund III			90,834
11,168	PIMCO New York Municipal Income Fund II			139,153
1,030	PIMCO New York Municipal Income Fund III			10,331
8,000	Pioneer Municipal High Income Advantage Trust			123,840
4,000	Pioneer Municipal High Income Trust			58,040
Total Mutual Funds (Cost $630,719)				657,378

Short-Term Investments - 10.3%
U.S. Treasury Bills - 1.7%
1,000,000	United States Treasury Bill†			999,775
Money Market Funds - 8.6%
5,241,743	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03%*			5,241,743
Total Short-Term Investments (Cost $6,241,504)				6,241,518
Total Investments - 105.7% (Cost $63,913,078)				64,192,881
Liabilities in Excess of Other Assets - (5.7)%				(3,485,775)
NET ASSETS - 100.0%				$60,707,106

^ Continuously callable with 30 days notice.
~ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of these securities amounted to $26,790,336, or 44.1% of net assets.

+ Security is fair valued under supervision of the Board of Trustees
†A portion of this security is pledged as collateral in connection with open derivatives positions.
#Variable rate security. Rate disclosed is as of March 31, 2015.
*Annualized seven-day yield as of March 31, 2015.

Credit Default Swap Contracts - Sell ProtectionΔ
Counterparty	Reference Entity	Rate	Termination Date	Notional Amount†	Unrealized Appreciation (Depreciation)
Credit Suisse	Markit CDX North American High Yield Index Series 24	5.00%	6/20/2020	$4,000,000	$-

Δ If the Fund is a seller of protection and a credit event occurs, i.e. bankruptcy or failure to pay, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of the protection an amount up to or equal to the notional amount of the swap and take delivery of the reference obligations or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities up to or equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the reference index.

† The maximum potential amount (if, after a credit event the value of the related obligation or obligations were determined to have a value of zero) the Fund could be required to pay as seller of credit protection or entitled to as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows+:

Tax cost of investments					$63,913,101
Gross unrealized appreciation					536,260
Gross unrealized depreciation					(256,480)
Net unrealized appreciation					$279,780

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Futures Contracts - Short
The Strategic Bond Fund had the following open short futures contracts as of March 31, 2015:
Issue	Contracts	Expriation Date	Notional Amount	Unrealized Depreciation
U.S. Treasury 5-Year Note Futures June 2015	(70)	07/01/15	$(8,359,714)	$(55,051)
U.S. Treasury 10-Year Note Futures June 2015	(65)	07/01/15	(8,326,250)	(52,657)
U.S. Treasury Long Bond Futures June 2015	(7)	07/02/15	(1,137,702)	(9,423)
			$(17,823,666)	$(117,131)

Summary of Fair Value Disclosure at March 31, 2015 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2015:

	Level 1	Level 2	Level 3

Corporate Bonds & Notes	$-	$31,584,428	$-
Asset Backed Securities	$-	$19,652,964	$1,989,600
Municipal Bonds	$-	$4,066,993	$-
Mutual Funds	$657,378	$-	$-
Short-Term Investments	$5,241,743	$999,775	$-
Total Investments	$5,899,121	$56,304,160	$1,989,600
Credit Default Swaps*	$-	$-	$-
Future Contracts - Short*	$(117,131)	$-	$-

* Unrealized Depreciation

Brown Advisory Maryland Bond Fund
Schedule of Investments
March 31, 2015 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 97.2%
General Obligation Bonds - 47.1%
2,250,000	Alachua County Health Shands Teaching Hospital Callable 12/01/2024 @ 100^	5.00%	12/01/2034	2,549,340
500,000	Anne Arundel County Maryland Consolidated General Improvements	4.00%	04/01/2015	500,000
3,500,000	Anne Arundel County Maryland Consolidated General Improvements	5.00%	04/01/2017	3,810,870
5,075,000	Anne Arundel County Maryland Consolidated General Improvements Callable 04/01/2024 @ 100^	5.00%	04/01/2030	6,114,563
860,000	Anne Arundel County Maryland Consolidated General Improvements Callable 04/01/2025 @ 100^	5.00%	04/01/2030	1,052,606
1,425,000	Baltimore County Maryland Consolidated Public Improvement	5.00%	09/01/2015	1,454,098
250,000	Baltimore County Maryland Consolidated Public Improvement	5.00%	10/15/2015	256,625
1,280,000	Baltimore County Maryland Consolidated Public Improvement	5.00%	10/15/2015	1,313,920
315,000	Baltimore County Maryland Consolidated Public Improvement	5.00%	11/01/2015	323,993
1,000,000	Baltimore County Maryland Consolidated Public Improvement	5.00%	02/01/2016	1,040,140
500,000	Baltimore County Maryland Consolidated Public Improvement	5.00%	08/01/2016	531,325
450,000	Baltimore County Maryland Consolidated Public Improvement Series A	3.00%	10/15/2016	468,112
2,070,000	Baltimore County Maryland Consolidated Public Improvement	5.00%	10/15/2016	2,216,784
575,000	Baltimore County Maryland Consolidated Public Improvement Series A	5.00%	11/01/2017	638,227
2,025,000	Baltimore County Maryland Metropolitan District	4.00%	08/01/2016	2,124,934
575,000	Baltimore County Maryland Pension Funding	5.00%	08/01/2015	584,401
790,000	Carroll County Maryland Public Improvement	3.00%	11/01/2015	803,343
1,000,000	Carroll County Maryland Public Improvement	5.00%	11/01/2015	1,028,550
500,000	Carroll County Maryland Public Improvement	4.00%	12/01/2015	512,970
3,000,000	Frederick City Maryland Consolidated Public Improvement	5.00%	09/01/2016	3,199,560
1,820,000	Frederick County Maryland Consolidated Public Improvement	4.00%	02/01/2016	1,878,222
1,040,000	Frederick County Maryland Public Facilities Series A	3.00%	08/01/2016	1,077,357
330,000	Harford County Maryland Consolidated Public Improvement	5.00%	07/01/2015	334,049
200,000	Harford County Maryland Consolidated Public Improvement	5.00%	12/01/2015	206,520
1,000,000	Harford County Maryland Consolidated Public Improvement	5.00%	03/15/2016	1,045,590
2,000,000	Howard County Maryland Consolidated Public Improvement Project Series A	4.00%	04/15/2015	2,003,060
300,000	Howard County Maryland Consolidated Public Improvement Project Series A	5.00%	08/15/2015	305,475
1,000,000	Howard County Maryland Consolidated Public Improvement Project Series A	5.00%	02/15/2016	1,041,940
2,020,000	Howard County Maryland Metropolitan District Project Series B	5.00%	08/15/2016	2,149,846
945,000	Maryland National Capital Park & Planning Commission	3.00%	01/15/2016	966,092
735,000	Maryland State & Local Facilities Loan	5.50%	08/01/2015	748,237
550,000	Maryland State & Local Facilities Loan	5.00%	08/01/2015	558,992
500,000	Maryland State & Local Facilities Loan 2nd Series A	5.00%	08/01/2015	508,175
1,290,000	Maryland State & Local Facilities Loan	5.00%	08/01/2015	1,311,091
5,000,000	Maryland State & Local Facilities Loan	5.00%	08/01/2015	5,081,750
1,000,000	Maryland State & Local Facilities Loan	5.00%	03/15/2016	1,045,790
3,505,000	Maryland State & Local Facilities Loan	5.00%	03/15/2016	3,665,494
6,335,000	Maryland State & Local Facilities Loan 2nd Series B	5.00%	08/01/2016	6,731,888
500,000	Maryland State & Local Facilities Loan	5.00%	08/01/2016	531,325
715,000	Maryland State & Local Facilities Loan	5.25%	03/01/2017	779,572
1,000,000	Maryland State & Local Facilities Loan 1st Series B	5.00%	03/15/2017	1,087,080
835,000	Maryland State & Local Facilities Loan 2nd Series B	5.25%	08/15/2017	925,698
10,000,000	Maryland State & Local Facilities Loan	5.00%	08/01/2024	12,642,800
2,175,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	05/01/2015	2,183,939
565,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	08/01/2015	574,238
1,495,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	05/01/2016	1,572,172
2,000,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	08/01/2016	2,125,300
825,000	Montgomery County Maryland Consolidated Public Improvement	5.00%	11/01/2016	885,184
750,000	Prince Georges County Maryland Public Improvement Series A	5.00%	07/15/2015	760,627
1,275,000	Prince Georges County Maryland Public Improvement	5.00%	09/15/2015	1,303,458
2,400,000	Prince Georges County Maryland Public Improvement	5.00%	08/01/2016	2,550,360
800,000	Prince Georges County Maryland Public Improvement Series A	5.00%	09/01/2016	852,904
250,000	Washington Suburban Sanitary District Series A	4.00%	06/01/2015	251,633
1,550,000	Washington Suburban Sanitary District	5.00%	06/01/2015	1,562,710
1,600,000	Washington Suburban Sanitary District	4.00%	06/01/2015	1,610,448
1,500,000	Washington Suburban Sanitary District	5.00%	06/01/2016	1,583,070
200,000	Washington Suburban Sanitary District	5.00%	06/01/2016	211,076
1,100,000	Washington Suburban Sanitary District	4.00%	06/01/2016	1,148,103
1,215,000	Washington Suburban Sanitary District	5.00%	06/01/2017	1,330,729
2,405,000	Worcester County	5.00%	03/01/2016	2,510,363
				100,166,718
Refunded Bonds - 0.5%
180,000	Frederick County Maryland Prerefunded Consolidated Public Improvement Series	4.00%	02/01/2016	185,648
250,000	Frederick County Maryland Public Facilities Callable 8/1/2015 @ 100^	5.00%	08/01/2016	254,023
665,000	Maryland State & Local Facilities Loan 2nd Series A, Callable 8/1/2015 @ 100^	5.00%	08/01/2017	675,653
				1,115,324

Revenue Bonds - 49.6%
500,000	Baltimore County Maryland Economic Development Various Garrison Forest School #	3.00%	10/01/2031	512,580
1,485,000	Baltimore Maryland Wastewater Project Series E	4.00%	07/01/2015	1,499,167
405,000	Baltimore Maryland Wastewater Project Series A	3.40%	07/01/2016	420,443
1,000,000	Baltimore Maryland Wastewater Project	5.00%	07/01/2016	1,058,460
1,400,000	Baltimore Maryland Wastewater Project Series D, Callable 01/01/2024 @ 100^	5.00%	07/01/2029	1,660,190
2,000,000	Baltimore Maryland Wastewater Project Callable 01/01/2025 @ 100^	5.00%	07/01/2031	2,361,840
5,000,000	Baltimore Maryland Wastewater Project Series D, Callable 01/01/2024 @ 100^	5.00%	07/01/2038	5,751,900
1,000,000	California Tobacco Securitization Agency	4.00%	06/01/2018	1,078,140
255,000	Chicago Illinois Midway International Airport Callable 01/01/2024 @ 100^	5.00%	01/01/2027	297,613
500,000	Chicago Illinois Motor Fuel Tax Revenue Callable 01/01/2024 @ 100^	5.00%	01/01/2027	571,880
900,000	Chicago Illinois Wastewater Second Lien Project	5.00%	01/01/2017	962,118
500,000	Chicago Illinois Wastewater Second Lien Project	5.00%	01/01/2024	583,975
1,000,000	Chicago Illinois Water Revenue Second Lien Project Callable 11/01/2024 @ 100^	5.00%	11/01/2026	1,172,140
2,855,000	Colorado Health Facilities Authority Revenue Covenant Retirement	5.00%	12/01/2022	3,196,801
2,000,000	Dallas Texas Rapid Transit Sales Tax Callable 12/01/2024 @ 100^	5.00%	12/01/2032	2,374,020
550,000	Franklin County Health Care Facilities Friendship Village Callable 11/15/2024 @ 100^	5.00%	11/15/2034	607,656
2,460,000	Frederick County Maryland Special Obligation Subordinated Urbana Community Development Authority Series B, Callable 7/1/2020 @ 100^	5.50%	07/01/2040	2,522,509
375,000	Frederick County Maryland Special Obligation Urbana Community Development Authority Series A	4.00%	07/01/2017	399,184
900,000	Houston Texas Airport System	5.00%	07/15/2020	969,579
1,100,000	Houston Texas Airport System	5.00%	07/15/2020	1,179,585
550,000	Idaho Health Facilities Authority Revenue Series A, Callable 03/01/2024 @ 100^	5.00%	03/01/2034	622,380
750,000	Indiana Finance Authority Series A, Callable 09/15/2024 @ 100^	5.00%	09/15/2028	855,120
700,000	Jurupa California Public Financing Authority Series A, Callable 09/01/2024 @ 100^	5.00%	09/01/2025	833,490
1,920,000	Lower Colorado River Authority Series A, Callable 05/15/2022 @ 100^	5.00%	05/15/2029	2,179,027
1,000,000	Maryland State Community Development Administration Series C	3.85%	09/01/2015	1,014,350
495,000	Maryland State Community Development Administration	0.15%	09/01/2015	494,465
440,000	Maryland State Community Development Administration	0.25%	03/01/2016	439,512
250,000	Maryland State Community Development Administration	0.40%	09/01/2016	249,727
1,255,000	Maryland State Community Development Administration	2.75%	03/01/2024	1,267,563
1,050,000	Maryland State Community Development Administration Callable 03/01/2024 @ 100^	2.80%	09/01/2024	1,061,298
500,000	Maryland State Community Development Administration Callable 03/01/2024 @ 100^	2.90%	03/01/2025	507,355
745,000	Maryland State Community Development Administration Callable 03/01/2024 @ 100^	2.95%	09/01/2025	756,503
5,000,000	Maryland State Department of Transportation	4.00%	06/01/2015	5,032,650
100,000	Maryland State Department of Transportation	5.00%	06/01/2015	100,820
3,200,000	Maryland State Department of Transportation	4.00%	02/15/2016	3,306,336
1,000,000	Maryland State Department of Transportation	5.50%	02/01/2017	1,090,920
2,000,000	Maryland State Department of Transportation	5.00%	05/01/2017	2,184,120
500,000	Maryland State Department of Transportation Callable 5/15/2017 @ 100^	4.00%	05/15/2020	531,655
850,000	Maryland State Economic Development Corporation Callable 07/01/2025 @ 100^	5.00%	07/01/2031	938,918
200,000	Maryland State Economic Development Corporation - Salisbury University Project Callable 6/1/2023 @ 100^	5.00%	06/01/2027	222,876
400,000	Maryland State Economic Development Corporation - Senior Student Housing Towson University Project Callable 7/1/2022 @ 100^	5.00%	07/01/2027	439,860
500,000	Maryland State Economic Development Corporation - University of Maryland College Park Project Callable 6/1/2016 @ 100^	5.00%	06/01/2022	522,400
1,250,000	Maryland State Health & Higher Educational Facilities - Anne Arundel health Systems Callable 07/01/2024 @ 100^	5.00%	07/01/2025	1,471,587
1,395,000	Maryland State Health & Higher Educational Facilities - Charlestown Community Project	5.00%	01/01/2018	1,495,733
650,000	Maryland State Health & Higher Educational Facilities - Edenwald Series A, Callable 7/1/2016 @ 100^	5.20%	01/01/2024	670,384
1,000,000	Maryland State Health & Higher Educational Facilities - Edenwald Series A, Callable 7/1/2016 @ 100^	5.40%	01/01/2037	1,023,970
1,000,000	Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Center Callable 7/1/2021 @ 100^	5.00%	07/01/2023	1,158,850
3,400,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Health System Callable 5/15/2020 @ 100^	5.00%	05/15/2040	3,795,794
350,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Health System Series B #	4.30%	05/15/2048	351,851
500,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health	5.00%	07/01/2017	539,315
250,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health Callable 7/1/2017 @ 100^	5.00%	07/01/2018	272,337
100,000	Maryland State Health & Higher Educational Facilities - Loyal University Callable 10/01/2024 @ 100^	4.00%	10/01/2030	107,272
300,000	Maryland State Health & Higher Educational Facilities - Loyal University Callable 10/01/2024 @ 100^	4.00%	10/01/2031	320,541
500,000	Maryland State Health & Higher Educational Facilities - Medstar Health	5.00%	08/15/2023	603,495
1,250,000	Maryland State Health & Higher Educational Facilities - Medstar Health Callable 02/15/2025 @ 100^	5.00%	08/15/2033	1,428,325
3,290,000	Maryland State Health & Higher Educational Facilities - Medstar Health Callable 08/15/2023 @ 100^	5.00%	08/15/2038	3,710,232
500,000	Maryland State Health & Higher Educational Facilities - Mercy Medical Center Callable 7/1/2022 @ 100^	5.00%	07/01/2024	561,585
1,000,000	Maryland State Health & Higher Educational Facilities - Mercy Medical Center Callable 7/1/2021 @ 100^	6.00%	07/01/2025	1,161,730
1,130,000	Maryland State Health & Higher Educational Facilities - Mercy Medical Center Callable 7/1/2021 @ 100^	6.25%	07/01/2031	1,311,614
200,000	Maryland State Health & Higher Educational Facilities - Mercy Ridge Callable 7/1/2017 @ 100^	4.50%	07/01/2035	203,696
1,000,000	Maryland State Health & Higher Educational Facilities - Peninsula Regional Medical Center Callable 7/1/2016 @ 100^	5.00%	07/01/2026	1,058,140
1,605,000	Maryland State Health & Higher Educational Facilities - Peninsula Regional Medical Center Callable 07/01/2024 @ 100^	5.00%	07/01/2028	1,877,385
260,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System Series F	5.00%	07/01/2018	290,290
500,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System Callable 7/1/2018 @ 100^	5.50%	07/01/2024	557,230
250,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System Callable 7/1/2019 @ 100^	5.00%	07/01/2034	273,667
240,000	Maryland State Health & Higher Educational Facilities - Western Medical Health Series A, Callable 7/1/2016 @ 100^	5.00%	01/01/2025	253,954
1,750,000	Maryland State Industrial Development Financing Authority Multi-Modal#	2.00%	09/01/2040	1,761,305
1,250,000	Maryland State Industrial Development Financing Authority Multi-Modal - McDonogh School Series B#	1.10%	09/01/2040	1,253,462
750,000	Maryland State Transportation Authority Series A	3.00%	07/01/2016	775,432
4,255,000	Maryland State Transportation Authority Airport Baltimore/Washington	5.00%	03/01/2022	5,050,685
500,000	Maryland State Water Quality Financing Series A	5.00%	09/01/2015	510,190
2,820,000	Maryland State Water Quality Financing	5.00%	03/01/2017	3,059,531
500,000	Minneapolis & St Paul Minnesota Metropolitan Series A, Callable 01/01/2024 @ 100^	5.00%	01/01/2026	599,850
950,000	Montgomery County Maryland Parking Revenue System Project Bethesda Parking Lot District	4.00%	06/01/2015	956,052
1,385,000	Montgomery County Maryland Parking Revenue System Project Bethesda Parking Lot District	4.00%	06/01/2015	1,393,822
630,000	Nassau County New York Local Economic Callable 07/01/2024 @ 100^	5.00%	07/01/2026	733,868
585,000	New Jersey State Turnpike Authority Series A, Callable 07/01/2022 @ 100^	5.00%	01/01/2038	655,844
500,000	Oklahoma State Municipal Power Authority Callable 01/01/2023 @ 100^	4.00%	01/01/2043	520,960
2,000,000	Pennsylvania Economic Development Financing Series A, Callable 08/01/2024 @ 100^	5.00%	02/01/2025	2,417,400
1,000,000	Private Colleges & Universities Authority	5.00%	04/01/2023	1,171,770
250,000	Railsplitter Tobacco Settlement Authority	5.00%	06/01/2016	262,818
3,000,000	Tobacco Settlement Financing Corp.	5.00%	06/01/2017	3,271,770
1,000,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series D	3.00%	04/01/2015	1,000,000
350,000	University of Maryland System Auxiliary Facility & Tuition Revenue	5.00%	04/01/2015	350,000

500,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series B	3.75%	10/01/2015	509,170
1,000,000	University of Maryland System Auxiliary Facility & Tuition Revenue	5.00%	04/01/2016	1,048,030
				105,632,061
Total Municipal Bonds (Cost $202,904,232)				206,914,103

Shares
Short-Term Investments - 4.3%
Money Market Funds - 4.3%
9,109,463	DWS Cash Account Trust - Tax-Exempt Portfolio, 0.01%*			9,109,463
Total Short-Term Investments (Cost $9,109,463)				9,109,463
Total Investments - 101.5% (Cost $212,013,695)				216,023,566
Liabilities in Excess of Other Assets - (1.5)%				(3,273,294)
TOTAL NET ASSETS - 100.0%				$212,750,272

^Continuously callable with 30 days notice.
#Variable rate security. Rate disclosed is as of March 31, 2015.
*Annualized seven-day yield as of March 31, 2015.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows+:

Tax cost of investments				$212,013,695
Gross unrealized appreciation				4,134,193
Gross unrealized depreciation				(124,322)
Net unrealized appreciation				$4,009,871

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2015 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2015:

	Level 1	Level 2	Level 3

Municipal Bonds	$-	$206,914,103	$-
Short-Term Investments	$9,109,463	$-	$-
Total Investments	$9,109,463	$206,914,103	$-

Brown Advisory Tax Exempt Bond Fund
Schedule of Investments
March 31, 2015 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 98.0%
General Obligation Bonds - 26.2%
2,980,000	Adams Colorado 12 Five Star Schools	3.00%	12/15/2015	3,040,732
5,200,000	Albuquerque New Mexico	5.00%	07/01/2016	5,508,724
1,135,000	Alpine Utah School District	5.00%	03/15/2016	1,186,972
3,120,000	Arapahoe County School District No 5 Cherry Creek	5.00%	12/15/2016	3,360,677
1,885,000	Beaver Area School District	3.00%	09/01/2017	1,980,777
1,300,000	Bloomington Independent School District	5.00%	02/01/2017	1,405,989
975,000	Burnsville-Eagan-Savage Independent School District	2.00%	02/01/2016	988,396
1,500,000	Cheshire Connecticut	4.00%	08/01/2015	1,519,275
895,000	Coon Rapids Minnesota, City of	2.00%	02/01/2016	907,682
1,750,000	Fort Bend Independent School District	3.00%	08/15/2016	1,814,435
1,360,000	Fountain Hills Arizona, Town of	2.00%	07/01/2016	1,386,411
1,320,000	Gwinnett County School District	5.00%	02/01/2016	1,372,985
1,185,000	Harris County Texas Improvement	5.00%	09/01/2015	1,208,759
975,000	Harris County Texas Improvement	5.00%	09/01/2016	1,037,468
3,630,000	Hurst Euless Bedford Independent School District	5.00%	08/15/2016	3,862,973
1,000,000	Illinois, State of	4.00%	07/01/2016	1,039,970
1,250,000	King County Public Hospital District No 2	5.00%	12/01/2015	1,289,975
690,000	Lexington-Fayette Urban County Government	5.00%	01/01/2016	714,750
1,255,000	Louisville & Jefferson County Kentucky	4.00%	04/01/2015	1,255,000
1,250,000	Lufkin Independent School District	2.00%	08/15/2015	1,258,750
725,000	Maricopa County Union High School District No 216 Agua Fria	4.00%	07/01/2016	756,857
1,000,000	Maryland, State of	5.00%	08/01/2015	1,016,350
2,000,000	McKinney Independent School District	5.00%	02/15/2016	2,083,520
530,000	McLeod Minnesota, County of	2.00%	02/01/2016	537,282
1,000,000	Milwaukee Wisconsin Metropolitan Sewage District	5.50%	10/01/2015	1,027,040
1,400,000	Murfreesboro Tennessee	1.00%	04/01/2015	1,400,000
1,315,000	Nashville & Davidson County Tennessee Series A	3.00%	10/01/2015	1,334,225
1,000,000	New York New York Series C	5.00%	08/01/2015	1,016,380
1,000,000	New York New York Series J	5.00%	08/01/2016	1,062,830
765,000	Oil City Area School District	0.35%	05/15/2015	764,992
890,000	Oil City Area School District	0.60%	05/15/2016	890,801
2,065,000	Pierce Washington, County of	3.00%	08/01/2017	2,166,990
775,000	Royal Oak Michigan School District	5.00%	05/01/2016	813,905
1,655,000	South Carolina, State of	5.00%	04/01/2015	1,655,000
1,100,000	South Windsor Connecticut	5.00%	08/15/2015	1,119,756
900,000	Urbandale Iowa	2.00%	06/01/2015	902,664
4,040,000	Washington Multnomah & Yamhill	3.00%	06/15/2015	4,064,038
685,000	West Contra Costa Unified School District	4.00%	08/01/2017	735,806
1,010,000	Wisconsin, State of Series A	5.00%	05/01/2015	1,014,151
				60,503,287
Refunded Bonds - 13.6%
1,635,000	Cape Girardeau Municipal Library District Callable 03/01/2016 @ 100^	4.50%	03/01/2027	1,698,765
2,000,000	Delaware River Joint Toll Bridge Commission Callable 07/01/2015 @ 100^	4.50%	07/01/2030	2,021,700
1,760,000	District of Columbia Callable 01/01/2016 @ 100^	5.00%	01/01/2019	1,823,342
3,000,000	Easton Area School District Callable 04/01/2016 @ 100^	7.50%	04/01/2021	3,216,930
2,835,000	Easton Area School District Callable 04/01/2016 @ 100^	7.50%	04/01/2022	3,039,999
2,000,000	Greater Arizona Development Authority Callable 08/01/2016 @ 100^	5.00%	08/01/2022	2,123,940
1,375,000	Indiana State Office Building Commission	5.25%	07/01/2015	1,392,435
3,420,000	Louisville & Jefferson County Water Callable 11/15/2016 @ 100^	5.00%	11/15/2028	3,669,489
1,490,000	Marion & Clackamas Counties Oregon Callable 06/15/2016 @ 100^	4.38%	06/15/2021	1,563,427
1,370,000	Montgomery, County of Callable 10/15/2016 @ 100^	5.00%	10/15/2028	1,465,503
2,500,000	Nevada System of Higher Education Callable 01/01/2016 @ 100^	5.00%	07/01/2026	2,590,375
1,425,000	New Jersey Economic Development Authority Callable 09/01/2015 @ 100^	5.25%	09/01/2019	1,455,011
2,000,000	Ohio Water Development Authority Callable 06/01/2015 @ 100^	4.75%	12/01/2024	2,015,360
1,000,000	Pierce County School District Callable 06/01/2016 @ 100^	5.00%	12/01/2024	1,054,830
500,000	Shaler Area School District Callable 09/01/2016 @ 100^	5.25%	09/01/2028	534,595
1,000,000	Socorro Independent School District Callable 08/15/2016 @ 100^	5.00%	08/15/2026	1,063,360
500,000	Terrace Park Ohio, Village of Callable 12/01/2015 @ 100^	5.00%	12/01/2021	516,045
				31,245,106

Revenue Bonds - 58.2%
2,100,000	Alabama 21st Century Authority - Tobacco Settlement Series A	4.00%	06/01/2015	2,113,083
1,500,000	Alabama 21st Century Authority - Tobacco Settlement	5.00%	06/01/2017	1,631,985
750,000	Anaheim Public Financing Authority	5.00%	05/01/2016	787,590
750,000	Anaheim Public Financing Authority	5.00%	05/01/2017	817,237
1,085,000	Arizona State Lottery Revenue	5.00%	07/01/2017	1,185,384
2,000,000	Atlanta Georgia Water & Wastewater Revenue Callable 05/01/2025 @ 100^	5.00%	11/01/2031	2,362,960
2,120,000	Atlanta Georgia Water & Wastewater Revenue Callable 05/01/2025 @ 100^	5.00%	11/01/2032	2,490,555
660,000	Austin Community College District	5.00%	02/01/2016	685,285
1,080,000	Cathedral City Redevelopment Successor Agency	3.00%	08/01/2016	1,115,705
2,400,000	Central Texas Turnpike System Callable 08/15/2024 @ 100^	5.00%	08/15/2037	2,659,128
1,250,000	Charlotte North Carolina Airport Revenue Callable 07/01/2024 @ 100^	5.00%	07/01/2030	1,466,012
3,000,000	Chicago Illinois Motor Fuel Tax Revenue Callable 01/01/2024 @ 100^	5.00%	01/01/2027	3,431,280
3,000,000	Chicago Midway International Airport Callable 01/01/2024 @ 100^	5.00%	01/01/2028	3,463,590
5,000,000	Chicago Wastewater Project Callable 01/01/2024 @ 100^	5.00%	01/01/2044	5,485,750
300,000	Colorado Health Facilities Authority - Covenant Retirement Communities	5.00%	12/01/2020	334,680
1,300,000	Colorado Health Facilities Authority Revenue - Covenant Retirement Communities, Inc. Series A, Callable 12/01/2022 @ 100^	5.00%	12/01/2027	1,410,799
335,000	Cook County Sales Tax Revenue	4.00%	11/15/2015	342,926
500,000	Dallas/Fort Worth International Airport	5.00%	11/01/2015	514,055
2,455,000	Dallas/Fort Worth International Airport Callable 11/01/2023 @ 100^	5.25%	11/01/2030	2,894,617
1,600,000	Delaware Transportation Authority	5.00%	07/01/2015	1,619,712
4,885,000	Denver Health & Hospital Authority Callable 12/01/2023 @ 100^	5.00%	12/01/2039	5,346,242
1,935,000	Denver Urban Renewal Authority Callable 12/01/2015 @ 100^	5.00%	12/01/2017	1,994,869
645,000	Fairfax County Economic Development Authority	5.00%	06/01/2016	679,882
1,050,000	Florida Department of Environmental Protection	3.00%	07/01/2015	1,057,633
2,200,000	Franklin Ohio Health Care, County of Callable 11/15/2024 @ 100^	5.00%	11/15/2044	2,413,796
500,000	Greenville County School District	5.00%	12/01/2015	516,205
2,570,000	Hamilton County Convention Facilities Authority	2.00%	12/01/2015	2,599,067
1,000,000	Harris County-Houston Sports Authority Callable 08/01/2016 @ 100^	5.00%	11/15/2053	1,096,590
1,100,000	Houston Texas Airport System	5.00%	07/15/2020	1,179,585
900,000	Houston Texas Airport System	5.00%	07/15/2020	969,579
2,000,000	Illinois Finance Authority Callable 05/15/2024 @ 100^	5.00%	11/15/2033	2,271,120
2,000,000	Illinois Finance Authority Callable 05/15/2024 @ 100^	5.00%	11/15/2034	2,261,980
1,000,000	Indiana Finance Authority	5.00%	02/01/2016	1,040,460
1,000,000	Indiana Finance Authority Callable 09/15/2024 @ 100^	5.00%	09/15/2025	1,170,370
1,000,000	Indiana Finance Authority Series A, Callable 09/15/2024 @ 100^	5.00%	09/15/2028	1,140,160
3,000,000	Indiana Municipal Power Agency Callable 01/01/2025 @ 100^	5.00%	01/01/2032	3,481,800
1,150,000	Iowa State University	2.00%	07/01/2015	1,155,175
425,000	Jurupa California Public Financing Authority	4.00%	09/01/2016	445,098
2,205,000	Kansas Development Finance Authority	5.00%	06/01/2016	2,323,056
2,000,000	Kansas Development Finance Authority	5.00%	05/01/2017	2,176,260
3,000,000	Lakeland Florida, City of Callable 11/15/2024 @ 100^	5.00%	11/15/2035	3,350,550
1,500,000	Lincoln Nebraska - Lincoln Electric System	4.00%	09/01/2015	1,524,360
2,500,000	Miami Beach Florida Health Facilities Callable 11/15/2024 @ 100^	5.00%	11/15/2039	2,764,200
3,000,000	Miami-Dade Florida Aviation Revenue, County of Callable 10/01/2024 @ 100^	5.00%	10/01/2034	3,434,070
1,250,000	Nashville & Davidson County Tennessee	5.00%	07/01/2016	1,323,238
1,900,000	New Hope Cultural Education Facilities Corp. Callable 08/01/2023 @ 100^	5.00%	08/01/2039	2,017,249
2,000,000	New Jersey State Turnpike Authority Callable 07/01/2024 @ 100^	5.00%	01/01/2030	2,326,180
1,295,000	New York City Transitional Finance Authority Future Tax Secured Revenue	5.00%	11/01/2015	1,331,985
1,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue	5.00%	11/01/2015	1,028,600
170,000	New York City Transitional Finance Authority Future Tax Secured Revenue	5.00%	11/01/2015	174,777
2,545,000	New York Metropolitan Transportation Authority Callable 05/15/2023 @ 100^	5.00%	11/15/2038	2,885,852
2,000,000	New York Metropolitan Transportation Authority Callable 05/15/2023 @ 100^	5.00%	11/15/2042	2,258,680
1,000,000	New York State Dormitory Authority	4.00%	10/01/2015	1,019,110
2,780,000	New York State Dormitory Authority	5.00%	02/15/2016	2,897,121
1,000,000	New York State Environmental Facilities Corp.	5.00%	06/15/2015	1,010,080
1,730,000	New York State Environmental Facilities Corp.	2.00%	11/15/2015	1,750,501
1,760,000	Niagara County New York Tobacco	5.00%	05/15/2024	2,094,787
980,000	Oklahoma Development Finance Authority	3.00%	06/01/2017	1,029,029
1,250,000	Palm Beach County Florida Health Corp. Callable 12/01/2024 @ 100^	5.00%	12/01/2031	1,420,713
3,000,000	Pennsylvania Turnpike Commission Callable 12/01/2024 @ 100^	5.00%	12/01/2038	3,392,520
3,000,000	Pennsylvania Turnpike Commission Callable 12/01/2024 @ 100^	5.00%	12/01/2044	3,405,750
675,000	Railsplitter Tobacco Settlement Authority	5.00%	06/01/2017	731,957
1,340,000	Rhode Island Clean Water Finance Agency - Water Pollution Control Series B	3.00%	10/01/2015	1,359,283
4,000,000	Skagit County Washington Public Hospital District Callable 12/01/2023 @ 100^	5.00%	12/01/2037	4,276,720
2,000,000	Tobacco Settlement Financing Corp.	5.00%	06/01/2017	2,181,180
2,550,000	Tobacco Settlement Financing Corp. Louisiana Revenue Bonds	5.00%	05/15/2019	2,902,793
1,000,000	Tucson Arizona Water System Revenue Bonds	3.00%	07/01/2015	1,007,270
850,000	Tulsa County Industrial Authority	4.00%	09/01/2016	892,347
1,775,000	Virginia College Building Authority	4.00%	09/01/2016	1,867,229
1,450,000	Wayne County Michigan Airport Callable 12/01/2024 @ 100^	5.00%	12/01/2039	1,661,584

1,360,000	Wisconsin Health & Educational Facilities Authority Callable 05/01/2024 @ 100^	5.00%	05/01/2027	1,511,762
1,000,000	Wisconsin Health & Educational Facilities Authority Callable 08/15/2024 @ 100^	5.00%	08/15/2034	1,127,030
				134,089,767
Total Municipal Bonds (Cost $224,283,849)				225,838,160

Shares
Short-Term Investments - 2.2%
Money Market Funds - 2.2%
5,177,889	DWS Cash Account Trust - Tax-Exempt Portfolio, 0.01%#			5,177,889
Total Short-Term Investments (Cost $5,177,889)				5,177,889
Total Investments - 100.2% (Cost $229,461,738)				231,016,049
Liabilities in Excess of Other Assets - (0.2)%				(439,561)
TOTAL NET ASSETS - 100.0%				$230,576,488

^Continuously callable with 30 days notice.
#Annualized seven-day yield as of March 31, 2015.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows+:

Tax cost of investments				$229,461,738
Gross unrealized appreciation				2,713,421
Gross unrealized depreciation				(1,159,110)
Net unrealized appreciation				$1,554,311

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2015 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2015:

	Level 1	Level 2	Level 3

Municipal Bonds	$-	$225,838,160	$-
Short-Term Investments	$5,177,889	$-	$-
Total Investments	$5,177,889	$225,838,160	$-

Brown Advisory Mortgage Securities Fund
Schedule of Investments
March 31, 2015 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Mortgage Backed Securities - 84.6%
36,708	Federal Home Loan Banks, Series SB-2016 Callable 12/25/2013 @ 100^	4.89%	12/23/2016	38,495
126,777	Federal Home Loan Banks, Series MI-2017	4.78%	01/25/2017	134,133
4,488,000	FHLMC Gold, 3.50%, Due TBA April	3.50%	04/15/2045	4,703,898
225	FHLMC PC, Pool# G1-1357	5.50%	01/01/2018	236
965	FHLMC PC, Pool# E0-1488	5.00%	10/01/2018	1,014
487	FHLMC PC, Pool# C9-0242	6.00%	12/01/2018	553
12,007	FHLMC PC, Pool# G1-1778	5.50%	10/01/2020	13,074
309	FHLMC PC, Pool# G1-1924	5.50%	03/01/2021	336
972	FHLMC PC, Pool# C9-0428	6.00%	03/01/2021	1,103
134	FHLMC PC, Pool# J0-1540	5.00%	04/01/2021	141
1,166	FHLMC PC, Pool# G1-2110	5.50%	06/01/2021	1,270
1,298	FHLMC PC, Pool# G1-2522	5.00%	02/01/2022	1,395
2,235	FHLMC PC, Pool# G1-2600	5.50%	03/01/2022	2,457
1,498	FHLMC PC, Pool# G1-2710	5.50%	07/01/2022	1,653
90	FHLMC PC, Pool# 84-5640#	2.25%	08/01/2023	93
22,686	FHLMC PC, Pool# G1-3584	4.50%	06/01/2024	24,351
52,114	FHLMC PC, Pool# J1-1196	4.50%	11/01/2024	56,204
11	FHLMC PC, Pool# C3-6309	7.00%	02/01/2030	12
87	FHLMC PC, Pool# G0-1317	7.00%	10/01/2031	106
16	FHLMC PC, Pool# C5-8701	7.00%	10/01/2031	17
50	FHLMC PC, Pool# G0-1391	7.00%	04/01/2032	59
181,492	FHLMC PC, Pool# 1B0889#	2.15%	05/01/2033	192,524
20,770	FHLMC PC, Pool# 1B-1275#	2.35%	10/01/2033	22,196
1,301,383	FHLMC PC, Pool# C9-1771	4.50%	06/01/2034	1,426,195
4,002,632	FHLMC PC, Pool# C9-1818	4.00%	02/01/2035	4,317,425
265,760	FHLMC PC, Pool# 1J0203#	2.22%	04/01/2035	283,349
1,643	FHLMC PC, Pool# A4-6671	5.00%	08/01/2035	1,827
1,893	FHLMC PC, Pool# G0-8079	5.00%	09/01/2035	2,104
13,807	FHLMC PC, Pool# 1B-3950#	5.42%	11/01/2035	14,205
98,845	FHLMC PC, Pool# 1L-1263#	2.38%	03/01/2036	105,245
12,550	FHLMC PC, Pool# 1J-1317#	2.38%	04/01/2036	13,406
5,431	FHLMC PC, Pool# 1G-2408#	1.99%	06/01/2036	5,758
14,204	FHLMC PC, Pool# 84-7625#	1.95%	07/01/2036	14,944
10,989	FHLMC PC, Pool# G0-2274	5.00%	07/01/2036	12,201
444	FHLMC PC, Pool# A5-9220	5.00%	04/01/2037	492
7,235	FHLMC PC, Pool# 1J-0573#	2.47%	08/01/2037	7,755
4,792	FHLMC PC, Pool# 1B-4292#	2.41%	09/01/2038	4,995
13,344,185	FHLMC PC, Pool# Q2-8300	3.50%	09/01/2044	14,102,318
1,253,382	FHLMC PC, Pool# Q2-9657	3.50%	11/01/2044	1,316,100
1,880,089	FHLMC PC, Pool# Q3-0223	4.00%	12/01/2044	2,018,858
5,978,914	FHLMC PC, Pool# Q3-0148	4.00%	12/01/2044	6,429,814
2,245,981	FHLMC PC, Pool# Q3-0222	4.00%	12/01/2044	2,421,459
5,253,538	FHLMC PC, Pool# Q3-1286	3.50%	02/01/2045	5,513,093
2,206,059	FHLMC PC, Pool# Q3-1967	3.50%	03/01/2045	2,315,051
15,040,314	FHLMC REMIC, Series 4318~	2.50%	08/15/2022	1,045,061
10,240	FHLMC REMIC, Series 2692	5.00%	12/15/2022	10,253
11,001,514	FHLMC REMIC, Series 4329~	2.50%	01/15/2023	823,034
201,353	FHLMC REMIC, Series 3571	4.00%	09/15/2024	212,867
33,623	FHLMC REMIC, Series 3636	4.00%	08/15/2027	33,866
2,478,118	FHLMC REMIC, Series 4092~	3.00%	09/15/2031	303,940
10,059,093	FHLMC REMIC, Series 4186~	3.00%	03/15/2033	1,747,979
8,827,458	FHLMC REMIC, Series 4203~	3.00%	04/15/2033	1,060,054
3,621,103	FHLMC REMIC, Series 4309~	3.00%	08/15/2039	482,141
620,190	FHLMC REMIC, Series 3878	3.00%	04/15/2041	638,550
1,943,640	FHLMC REMIC, Series 4144	2.50%	12/15/2042	1,810,536
5,514,837	FHLMC REMIC, Series 4144	2.50%	12/15/2042	5,138,827
2,292,400	FHLMC REMIC, Series 4153	2.50%	01/15/2043	2,090,059
1,844	FNMA, Pool# 576086	6.00%	03/01/2016	1,858
29,019	FNMA, Pool# 254089	6.00%	12/01/2016	29,861
218	FNMA, Pool# 555013	5.50%	11/01/2017	229
1,603	FNMA, Pool# 725544	5.50%	12/01/2017	1,685
11,889	FNMA, Pool# 763020	3.50%	08/01/2018	12,620
51,653	FNMA, Pool# 744697	4.50%	10/01/2018	54,181
14,095	FNMA, Pool# 725185	5.00%	02/01/2019	14,984
49,043	FNMA, Pool# 803941#	2.44%	11/01/2019	49,905
13,391	FNMA, Pool# 255626	5.00%	03/01/2020	14,468
66,509	FNMA, Pool# 970382	4.50%	03/01/2023	70,630
927	FNMA, Pool# 303585	7.00%	10/01/2025	1,089
1,209	FNMA, Pool# 303713	6.50%	02/01/2026	1,401
13,587	FNMA, Pool# 539082	7.00%	08/01/2028	13,789
2,851	FNMA, Pool# 592751	7.00%	06/01/2031	3,025
25,782	FNMA, Pool# 625536	6.00%	01/01/2032	29,370
39,564	FNMA, Pool# 628837	6.50%	03/01/2032	45,460
902	FNMA, Pool# 555531	5.50%	06/01/2033	1,022
1,070	FNMA, Pool# 555591	5.50%	07/01/2033	1,212
50,672	FNMA, Pool# 748643#	1.93%	09/01/2033	53,276

1,158	FNMA, Pool# 555876	5.50%	10/01/2033	1,321
104,439	FNMA, Pool# 744805#	1.89%	11/01/2033	106,805
140,983	FNMA, Pool# 741373#	2.41%	12/01/2033	147,500
87,321	FNMA, Pool# 764342#	1.90%	02/01/2034	90,484
3,527	FNMA, Pool# 725424	5.50%	04/01/2034	3,996
139,675	FNMA, Pool# 780488#	1.89%	07/01/2034	143,978
1,531	FNMA, Pool# 735022	5.50%	12/01/2034	1,733
44,456	FNMA, Pool# 796283	5.50%	12/01/2034	50,200
12,496	FNMA, Pool# 735263#	2.12%	01/01/2035	13,283
5,598	FNMA, Pool# 821252#	1.96%	05/01/2035	5,926
1,249	FNMA, Pool# 255706	5.50%	05/01/2035	1,411
95	FNMA, Pool# 735580	5.00%	06/01/2035	107
128,651	FNMA, Pool# 836715#	2.36%	10/01/2035	129,363
170,253	FNMA, Pool# 836335#	5.34%	10/01/2035	173,162
8,901	FNMA, Pool# 851372#	2.30%	12/01/2035	9,469
1,842	FNMA, Pool# 256022	5.50%	12/01/2035	2,078
171	FNMA, Pool# 849496	5.50%	12/01/2035	193
36,248	FNMA, Pool# 848817	5.00%	01/01/2036	40,345
2,142	FNMA, Pool# 256059	5.50%	01/01/2036	2,418
1,274	FNMA, Pool# 845341	5.50%	01/01/2036	1,433
3,164	FNMA, Pool# 880371#	2.32%	02/01/2036	3,379
99,627	FNMA, Pool# 865849#	2.14%	03/01/2036	106,159
5,320	FNMA, Pool# 891332#	2.02%	04/01/2036	5,610
4,653	FNMA, Pool# 745480#	5.69%	04/01/2036	5,004
122,165	FNMA, Pool# 882017#	1.93%	05/01/2036	128,703
3,249	FNMA, Pool# 901006#	2.13%	09/01/2036	3,464
11,042	FNMA, Pool# 902188#	2.30%	11/01/2036	11,813
262	FNMA, Pool# 905690	5.50%	12/01/2036	295
90,955	FNMA, Pool# 888445#	2.68%	04/01/2037	98,115
23,030	FNMA, Pool# 888463#	5.82%	05/01/2037	24,798
530	FNMA, Pool# 960392	5.50%	12/01/2037	597
6,752	FNMA, Pool# 933628#	5.15%	07/01/2038	7,215
6,848	FNMA, Pool# 965185#	1.74%	09/01/2038	7,262
23,226	FNMA, Pool# AC4824#	2.25%	10/01/2039	24,739
11,914	FNMA, Pool# AH4794	5.00%	02/01/2041	13,311
33,380	FNMA, Pool# AI1170	5.00%	04/01/2041	37,171
17,458	FNMA, Pool# AR1150	3.00%	01/01/2043	17,900
2,004,807	FNMA, Pool# AB9017	3.00%	04/01/2043	2,055,504
1,108,136	FNMA, Pool# AS1429	4.00%	12/01/2043	1,190,380
3,778,773	FNMA, Pool# AY6139	3.50%	02/01/2044	3,979,829
1,869,762	FNMA, Pool# AW2834	4.50%	07/01/2044	2,050,790
5,434,382	FNMA, Pool# AS3037	3.50%	08/01/2044	5,729,358
2,131,665	FNMA, Pool# AX0767	4.00%	08/01/2044	2,300,504
1,735,963	FNMA, Pool# AS2985	4.00%	08/01/2044	1,867,022
6,497,881	FNMA, Pool# AW8190	4.00%	09/01/2044	6,984,485
1,060,367	FNMA, Pool# AS3485	4.00%	09/01/2044	1,139,772
4,329,531	FNMA, Pool# AX5946	4.00%	10/01/2044	4,653,756
2,393,453	FNMA, Pool# AX8509	4.00%	11/01/2044	2,572,693
1,230,522	FNMA, Pool# AX9501	4.50%	12/01/2044	1,346,873
4,189,817	FNMA, Pool# AY0674	3.50%	02/01/2045	4,406,311
1,967,262	FNMA, Pool# AY3072	4.00%	02/01/2045	2,123,089
1,685,572	FNMA, Pool# AY0677	3.50%	03/01/2045	1,781,595
2,843,459	FNMA, Pool# AY0678	3.50%	03/01/2045	2,990,385
381,461	FNMA REMIC Trust, Series 2003-122	4.00%	12/25/2018	397,829
104	FNMA REMIC Trust, Series 1990-105	6.50%	09/25/2020	112
14,726	FNMA REMIC Trust, Series 2012-1	1.75%	12/25/2021	14,932
1,223,286	FNMA REMIC Trust, Series 2011-18	4.00%	10/25/2025	1,249,281
5,480,961	FNMA REMIC Trust, Series 2012-139~	2.50%	12/25/2027	541,357
372,939	FNMA REMIC Trust, Series 2013-15~	3.00%	03/25/2028	45,594
16,853,641	FNMA REMIC Trust, Series 2014-14~	3.00%	04/25/2031	2,002,263
4,912,770	FNMA REMIC Trust, Series 2013-115~	3.00%	04/25/2031	659,893
12,805,304	FNMA REMIC Trust, Series 2013-104~	3.00%	08/25/2032	1,487,989
14,371,939	FNMA REMIC Trust, Series 2013-45~	3.00%	05/25/2033	2,486,583
695,853	FNMA REMIC Trust, Series 2012-10#	0.72%	02/25/2042	702,797
2,360,012	FNMA REMIC Trust, Series 2013-34~	3.00%	05/25/2042	347,619
16,599,343	FNMA REMIC Trust, Series 2012-146~	3.00%	11/25/2042	2,158,886
11,101,208	FNMA REMIC Trust, Series 2013-20~	3.50%	11/25/2042	1,524,151
19,577	FNMA REMIC Trust, Series 2003-W10	4.30%	06/25/2043	21,271
6,704	FNMA REMIC Trust, Series 2003-W12	4.48%	06/25/2043	7,226
40,223	FNMA REMIC Trust, Series 2003-W12	4.55%	06/25/2043	44,098
21,820	FNMA REMIC Trust, Series 2003-W12	4.68%	06/25/2043	23,655
25,457	FNMA REMIC Trust, Series 2003-W12	5.00%	06/25/2043	27,697
25	GNMA, Pool# 180963X	9.50%	11/15/2016	25
675	GNMA, Pool# 781403X	6.00%	02/15/2017	696
116	GNMA, Pool# 198708X	9.50%	04/15/2017	117
25,668	GNMA, Pool# 595167X	5.50%	11/15/2017	26,603
12,894	GNMA, Pool# 552929X	5.00%	12/15/2017	13,625
2,478	GNMA, Pool# 607669X	5.00%	02/15/2018	2,626
8,768	GNMA, Pool# 594102X	4.50%	09/15/2018	9,169
11,938	GNMA, Pool# 780576X	7.00%	12/15/2022	13,649
51,664	GNMA, Pool# 723460X	4.00%	12/15/2024	55,257
1,785	GNMA, Pool# 780195X	8.00%	07/15/2025	2,108
16,685	GNMA, Pool# 487110	6.50%	04/15/2029	19,557
358	GNMA, Pool# 536231X	9.00%	07/15/2030	360
5,376	GNMA, Pool# 571166	7.00%	08/15/2031	5,569

6,165	GNMA, Pool# 004017M	6.00%	08/20/2037	7,081
3,657	GNMA, Pool# 565240X	6.50%	09/15/2037	4,189
4,091	GNMA, Pool# 676322X	7.00%	09/15/2037	4,306
15,667	GNMA, Pool# 646058X	6.00%	11/15/2037	17,842
17,002	GNMA REMIC Trust, Series 201-03	3.00%	01/16/2027	17,806
19,750,432	GNMA REMIC Trust, Series 2013-170~	2.50%	05/16/2028	1,753,779
1,690,450	GNMA REMIC Trust, Series 2013-168~	2.50%	11/16/2028	160,676
1,564	GNMA REMIC Trust, Series 2003-97	4.50%	03/20/2033	1,638
115,655	GNMA REMIC Trust, Series 2010-32	3.00%	03/20/2036	116,095
755,480	GNMA REMIC Trust, Series 2010-124	2.72%	05/16/2037	759,780
18,699	GNMA REMIC Trust, Series 2010-2	4.00%	01/20/2038	19,352
9,387,349	GNMA REMIC Trust, Series 2012-65~	3.00%	07/20/2039	1,086,553
682,000	GNMA REMIC Trust, Series 2011-156	2.00%	04/20/2040	582,402
13,169,172	GNMA REMIC Trust, Series 2013-79~	3.00%	01/20/2042	1,674,118
831,612	GNMA REMIC Trust, Series 2012-97	2.00%	08/16/2042	713,541
1,133,985	GNMA REMIC Trust, Series 2011-121#	0.57%	03/16/2043	1,125,387
725,000	GNMA REMIC Trust, Series 2012-44	2.95%	08/16/2043	730,646
9,500,000	GNMA REMIC Trust, Series 2014-104	3.50%	07/16/2044	10,088,349
715,000	GNMA REMIC Trust, Series 2011-126	2.65%	01/16/2045	724,921
6,867,000	GNMA REMIC Trust, Series 2013-85#	2.86%	02/16/2049	6,527,866
8,000,000	GNMA REMIC Trust, Series 2013-73#	2.70%	10/16/2052	7,575,312
14,300,000	GNMAII Jumbo, 3.5%, Due TBA May	3.50%	05/15/2045	15,012,208
14,100,000	GNMAII Jumbo, 4.0%, Due TBA May	4.00%	05/15/2045	15,004,383
Total Mortgage Backed Securities (Cost $186,073,330)				187,513,056

Local Government Housing Agency Bonds - 11.2%
2,125,000	Delaware State Housing Authority Callable 1/1/2021 @ 100^	2.75%	12/01/2041	2,072,449
7,634,800	Illinois Housing Development Authority Callable 1/1/2023 @ 100^	2.75%	06/01/2043	7,276,041
6,656,191	Minnesota Housing Finance Agency Callable 1/1/2023 @ 100^	2.70%	09/01/2041	6,538,975
1,105,000	Missouri Housing Development Commission Callable 11/1/2019 @ 100^	2.65%	11/01/2040	1,100,503
7,697,516	Virginia State Housing Development Authority Homeownership Tax Mortgage Bonds	3.25%	08/25/2042	7,712,910
Total Local Government Housing Agency Bonds (Cost $23,550,570)				24,700,878

Asset Backed Securities - 8.9%
3,320,000	Freddie Mac STACR Debt Notes, Series 2014-DN1#	2.37%	02/26/2024	3,363,316
6,500,000	Freddie Mac STACR Debt Notes, Series 2014-DN2#	1.82%	04/25/2024	6,465,358
4,500,000	Freddie Mac STACR Debt Notes, Series 2014-DN4#	2.57%	10/25/2024	4,564,238
4,500,000	Freddie Mac STACR Debt Notes, Series 2015-DN1#	2.57%	01/27/2025	4,567,799
834,394	SLM Student Loan Trust 2007-1, Series 2007-1#	0.32%	01/25/2022	832,412
Total Asset Backed Securities (Cost $19,601,111)				19,793,123

Shares
Short-Term Investments - 6.6%
Money Market Funds - 6.6%
14,705,493	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03%*			14,705,493
Total Short-Term Investments (Cost $14,705,493)				14,705,493
Total Investments - 111.3% (Cost $243,930,504)				246,712,550
Liabilities in Excess of Other Assets - (11.3)%				(25,040,639)
NET ASSETS - 100.0%				$221,671,911

^Continuously callable with 30 days notice.
#Variable rate security. Rate disclosed is as of March 31, 2015.
~Interest Only Security
*Annualized seven-day yield as of March 31, 2015.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows+:

Tax cost of investments				$243,930,504
Gross unrealized appreciation				4,693,331
Gross unrealized depreciation				(1,911,285)
Net unrealized appreciation				$2,782,046

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Brown Advisory Mortgage Securities Fund
Schedule of Securities Sold Short
March 31, 2015 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Mortgage Backed Securities - (13.6)%
14,300,000	FNMA, 3.5%, Due TBA May	3.50%	05/15/2045	14,984,278
14,100,000	FNMA, 4.0%, Due TBA May	4.00%	05/15/2045	15,052,850
Total Mortgage Backed Securities (Proceeds $29,969,125)				30,037,128

Percentages are stated as a percent of net assets.

Summary of Fair Value Disclosure at March 31, 2015 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2015:

	Level 1	Level 2	Level 3

Mortgage Backed Securities	$-	$187,513,056	$-
Local Government Housing Agency Bonds	$-	$24,700,878	$-
Asset Backed Securities	$-	$19,793,123	$-
Short-Term Investments	$14,705,493	$-	$-
Total Investments	$14,705,493	$232,007,057	$-
Securities Sold Short	$-	$30,037,128	$-

Brown Advisory - WMC Strategic European Equity Fund
Schedule of Investments
March 31, 2015 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 98.7%
Belgium - 4.6%
61,104	Anheuser-Busch InBev S.A.	7,464,764
52,299	UCB S.A.	3,778,122
		11,242,886
Denmark - 4.9%
249,665	DSV A/S	7,759,294
109,543	H. Lundbeck A/S	2,307,545
4,045	Royal Unibrew A/S	677,963
116,681	Spar Nord Bank A/S	1,121,583
		11,866,385
Finland - 5.0%
191,429	Kone OYJ	8,487,985
76,429	Sampo OYJ	3,854,940
		12,342,925
France - 12.4%
128,877	Edenred S.A.	3,215,452
133,531	Legrand S.A.	7,233,047
38,377	L'Oreal S.A.	7,068,657
52,273	Pernod Ricard S.A.	6,180,826
66,442	Sanofi	6,561,723
		30,259,705
Germany - 9.5%
47,495	Bayer AG	7,105,979
16,155	Hugo Boss AG	1,962,690
453,072	Infineon Technologies AG	5,390,145
28,077	NORMA Group SE	1,409,655
98,136	ProSiebenSat.1 Media AG	4,800,098
54,337	United Internet AG	2,466,305
		23,134,872
Italy - 1.7%
74,680	Banca Generali SpA	2,341,622
40,563	DiaSorin SpA	1,781,744
		4,123,366
Netherlands - 4.3%
50,494	ASML Holding NV	5,119,036
71,048	Heineken NV	5,422,835
		10,541,871
Spain - 0.5%
20,035	Viscofan S.A.	1,224,103
Sweden - 10.9%
217,830	Alfa Laval AB	4,278,262
105,483	ASSA ABLOY AB	6,283,133
236,551	Atlas Copco AB	7,658,024
286,812	Nordea Bank AB	3,493,507
253,079	Trelleborg AB	5,005,902
		26,718,828

Switzerland - 18.3%
512	BELIMO Holding AG	1,111,669
61,586	Cie Financiere Richemont S.A.	4,948,490
5,331	Daetwyler Holding AG	743,932
14,348	Geberit AG	5,369,247
789	Givaudan S.A.	1,425,445
2,472	INFICON Holding AG	883,311
146,819	Julius Baer Gruppe AG	7,338,580
28,246	Kuehne & Nagel International AG	4,193,726
1,001	LEM Holding S.A.	819,924
212	Lindt & Spruengli AG	1,134,755
13,802	Roche Holding, Ltd.	3,792,681
14,849	Schindler Holding Ltd.	2,464,366
18,099	Tecan Trading AG	2,372,941
426,228	UBS Group	7,992,249
		44,591,316
United Kingdom - 26.6%
113,716	Berendsen	1,881,119
1,253,986	Booker Group	2,702,057
204,973	British American Tobacco PLC	10,614,284
333,212	Compass Group	5,784,287
139,670	Essentra PLC	2,053,104
194,365	Halma PLC	2,008,248
123,211	Jardine Lloyd Thompson Group PLC	1,908,309
314,324	Prudential PLC	7,800,055
95,138	Reckitt Benckiser Group PLC	8,172,850
483,383	Saga PLC*	1,312,525
322,798	Smith & Nephew PLC	5,504,187
133,062	Spectris PLC	4,255,153
76,553	Spirax-Sarco Engineering PLC	3,870,849
84,461	SSP Group PLC*	372,108
96,582	SuperGroup PLC*	1,367,504
41,469	Victrex PLC	1,151,863
118,495	WH Smith PLC	2,276,796
24,088	Whitbread PLC	1,870,423
		64,905,721
Total Common Stocks (Cost $231,336,827)		240,951,978

Short-Term Investments - 1.5%
Money Market Funds - 1.5%
3,642,197	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03% #	3,642,197
Total Short-Term Investments (Cost $3,642,197)		3,642,197
Total Investments - 100.2% (Cost $234,979,024)		244,594,175
Liabilities in Excess of Other Assets - (0.2)%		(485,727)
NET ASSETS - 100.0%		$244,108,448

*Non-Income Producing
#Annualized seven-day yield as of March 31, 2015.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows+:

Tax cost of investments		$235,261,804
Gross unrealized appreciation		38,345,788
Gross unrealized depreciation		(29,013,417)
Net unrealized appreciation		$9,332,371

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2015 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2015:

	Level 1	Level 2	Level 3

Common Stocks	$3,734,592	$237,217,386	$-
Short-Term Investments	$3,642,197	$-	$-
Total Investments	$7,376,789	$237,217,386	$-

Brown Advisory - WMC Japan Alpha Opportunities Fund
Schedule of Investments
March 31, 2015 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 89.4%
Japan - 89.4%
Consumer Discretionary - 21.9%
323,900	Adastria Holdings Co., Ltd.	8,952,188
168,300	Aeon Delight Co., Ltd.	4,023,728
452,200	Aisan Industry Co., Ltd.	3,890,335
138,900	Artnature, Inc.	1,273,031
272,200	Avex Group Holdings, Inc.	4,341,788
218,300	Bandai Namco Holdings, Inc.	4,248,994
42,100	Cookpad, Inc.	1,922,852
85,900	Cyber Agent, Inc.	4,920,118
229,600	DaikyoNishikawa Co.	6,235,471
304,900	Denso Corp.	13,898,966
222,100	Doutor Nichires Holdings Co., Ltd.	3,719,187
241,700	En-Japan, Inc.	3,320,889
277,900	Exedy Corp.	6,619,057
114,300	Fuji Heavy Industries, Ltd.	3,794,330
533,300	Funai Electric Co., Ltd.	6,139,252
150,200	Gendai Agency, Inc.	870,022
156,200	H2O Retailing Co.	2,939,338
698,300	Honda Motor Co., Ltd.	22,794,565
439,120	Honeys Co., Ltd.	3,841,879
86,600	Hoshizaki Electric Co., Ltd.	5,623,697
359,500	Iida Group Holdings Co., Ltd.	4,472,364
1,029,000	Kayaba Industry Co., Ltd.	3,762,196
556,900	Keihin Corp.	8,537,634
139,600	K's Holdings Corp.	4,514,309
388,800	Kuroda Electric Co., Ltd.	6,211,198
327,400	Moshi Moshi Hotline, Inc.	3,572,436
901,400	Nikon Corp.	12,086,454
132,330	Nintendo Co., Ltd.	19,416,104
996,680	Nippon Television Holdings, Inc.	16,590,162
611,400	Nishimatsuya Chain Co., Ltd.	5,389,380
138,200	Nissin Kogyo Co., Ltd.	2,194,934
268,000	Pal Co., Ltd.	7,626,031
160,100	Proto Corp.	2,594,807
470,110	Rakuten, Inc.	8,277,765
26,540	Ryohin Keikaku Co., Ltd.	3,853,927
85,000	Shimamura Co.	7,872,768
99,200	Tachi-S Co., Ltd.	1,390,846
430,500	Takata Corp.	4,704,444
441,100	TechnoPro Holdings, Inc.	10,464,957
1,486,000	Teijin, Ltd.	5,041,714
273,900	Tenma Corp.	4,363,729
344,800	Tokai Rika Co., Ltd.	7,990,974
110,400	Topre Corp.	1,723,522
1,093,380	Toshiba Corp.	4,581,332
512,400	Toyoda Gosei Co., Ltd.	11,438,374
717,500	Toyota Boshoku Corp.	8,963,057
220,160	Toyota Industries Corp.	12,592,469
19,100	Tri-Stage, Inc.	224,742
650,300	TV Asahi Holdings Corp.	10,843,899
67,700	United Arrows, Ltd.	2,009,458
352,700	Xebio Co., Ltd.	6,120,272
227,500	Yondoshi Holdings, Inc.	4,347,586
		327,143,531
Consumer Staples - 2.8%
152,400	Ain Pharmaciez, Inc.	6,036,432
190,580	Asahi Group Holdings, Ltd.	6,042,997
235,100	Cawachi, Ltd.	4,094,214
242,600	Rohto Pharmaceutical Co., Ltd.	3,448,224
191,000	Seven & I Holdings Co., Ltd.	8,026,445
124,500	Tsuruha Holdings, Inc.	9,530,657
137,400	Welcia Holdings Co., Ltd.	5,130,111
		42,309,080
Energy - 1.5%
1,353,140	Inpex Corp.	14,909,965
235,100	Japan Petroleum Exploration Co.	7,965,471
		22,875,436

Financials - 17.6%
14,800	Aizawa Securities Co., Ltd.	98,173
786,900	Dai-ichi Life Insurance Co., Ltd.	11,414,073
646,000	Eighteenth Bank, Ltd.	1,959,793
252,100	IBJ Leasing Co., Ltd.	5,213,720
280,400	Ichiyoshi Securities Co., Ltd.	3,034,073
1,031,200	Kenedix, Inc.	4,198,209
1,408,300	Leopalace 21 Corp.	7,372,014
486,630	Mitsubishi Estate Co., Ltd.	11,285,906
7,967,140	Mitsubishi UFJ Financial Group, Inc.	49,343,793
1,313,500	Mitsubishi UFJ Lease & Finance Co., Ltd.	6,491,049
11,220,700	Mizuho Financial Group, Inc.	19,720,129
489,000	Oita Bank, Ltd.	1,898,762
6,708,000	Shinsei Bank, Ltd.	13,337,777
741,285	Sony Financial Holdings, Inc.	11,924,312
997,235	Sumitomo Mitsui Financial Group, Inc.	38,198,676
223,000	Sumitomo Realty & Development Co., Ltd.	8,028,305
2,418,820	T&D Holdings, Inc.	33,225,173
376,400	Takara Leben Co., Ltd.	2,015,803
542,000	Tochigi Bank, Ltd.	2,795,934
368,250	Tokio Marine Holdings, Inc.	13,900,270
146,740	Tokyo TY Financial Group, Inc.	3,932,532
615,000	Yamanashi Chuo Bank, Ltd.	2,694,216
269,100	Zenkoku Hosho Co., Ltd.	10,080,518
		262,163,210
Health Care - 6.2%
98,600	Asahi Intecc Co., Ltd.	6,881,336
231,500	CMIC Holdings Co., Ltd.	3,745,614
484,800	Daiichi Sankyo Co., Ltd.	7,703,907
251,000	Eisai Co., Ltd.	17,853,086
143,000	Message Co., Ltd.	4,320,858
192,000	Nippon Shinyaku Co., Ltd.	6,979,770
21,800	ONO Pharmaceutical Co., Ltd.	2,459,999
205,125	Shionogi & Co., Ltd.	6,828,722
90,860	Suzuken Co., Ltd.	2,769,506
672,400	Takeda Pharmaceutical Co., Ltd.	33,564,801
		93,107,599
Industrials - 11.3%
188,200	Amada Co., Ltd.	1,812,498
136,200	Asahi Diamond Industrial Co., Ltd.	1,554,448
295,500	Daifuku Co., Ltd.	3,900,729
326,800	Denyo Co., Ltd.	4,880,565
407,000	DMG Mori Seiki Co.	6,236,071
82,800	Eagle Industry Co., Ltd.	1,672,548
59,800	East Japan Railway Co.	4,792,014
157,700	Fuji Machine Manufacturing Co., Ltd.	1,790,700
85,500	Futaba Corp.	1,374,530
139,200	Glory, Ltd.	3,876,430
281,500	Hino Motors, Ltd.	4,005,356
303,900	Hisaka Works, Ltd.	2,653,015
354,200	Hitachi Chemical Co., Ltd.	7,563,429
955,710	Hitachi Metals, Ltd.	14,647,750
366,000	Hitachi, Ltd.	2,499,726
942,400	Hosiden Corp.	5,199,483
1,317,000	IHI Corp.	6,157,937
203,200	Jamco Corp.	6,190,527
3,154,000	Japan Steel Works, Ltd.	13,259,460
1,054,000	Kawasaki Heavy Industries, Ltd.	5,317,455
243,000	Kubota Corp.	3,839,135
546,000	Makino Milling Machine Co., Ltd.	4,629,568
470,800	NGK Insulators, Ltd.	10,031,117
128,000	Nippon Densetsu Kogyo Co., Ltd.	1,904,936
828,000	Sanwa Holdings Corp.	6,142,371
970,840	Sumitomo Electric Industries, Ltd.	12,726,209
92,200	THK Co., Ltd.	2,342,876
235,600	Tomoe Engineering Co., Ltd.	3,524,208
1,442,000	Toshiba Machine Co., Ltd.	6,070,694
189,000	Tsubakimoto Chain Co.	1,574,079
651,300	Ushio, Inc.	8,073,224
592,100	Yumeshin Holdings Co., Ltd.	4,401,073
92,900	Zuiko Corp.	3,545,397
		168,189,558

Information Technology - 16.9%
63,400	Alpha Systems, Inc.	899,703
562,400	Canon, Inc.	19,898,442
930,500	DeNA Co., Ltd.	18,213,251
567,966	Ferrotec Corp.	3,316,687
5,485,320	Fujitsu, Ltd.	37,407,905
937,000	GREE, Inc.	6,519,668
450,200	Infomart Corp.	4,121,675
401,600	Itochu Techno-Solutions Corp.	8,330,906
119,300	Japan Digital Laboratory Co., Ltd.	1,568,365
256,900	Melco Holdings, Inc.	4,831,692
308,400	Mimasu Semiconductor Industry Co., Ltd.	3,347,937
211,700	Miraial Co., Ltd.	2,579,558
1,722,600	Mitsubishi Electric Corp.	20,449,816
361,200	Mitsumi Electric Co., Ltd.	2,680,396
821,200	NET One Systems Co., Ltd.	5,604,229
926,200	Nichicon Corp.	8,630,292
218,200	Nippon Ceramic Co., Ltd.	3,019,143
41,800	OBIC Co., Ltd.	1,772,543
222,100	Outsourcing, Inc.	3,395,573
151,900	Recruit Holdings Co., Ltd	4,739,502
380,400	Ricoh Co., Ltd.	4,148,607
182,700	Rohm Co., Ltd.	12,484,417
433,000	Sanken Electric Co.	2,991,554
2,390,000	SCREEN Holdings Co., Ltd.	18,080,185
246,500	SCSK Corp.	6,898,791
13,000	Shimadzu Corp.	144,780
486,600	Shinkawa, Ltd.	3,085,841
1,293,500	Shinko Electric Industries Co., Ltd.	9,185,997
153,500	SoftBank Corp.	8,939,755
179,600	SUMCO Corp.	3,007,690
95,200	TDK Corp.	6,740,873
378,300	Tokyo Seimitsu Co., Ltd.	8,663,713
410,200	Yaskawa Electric Corp.	5,994,762
		251,694,248
Materials - 9.3%
706,000	Aichi Steel Corp.	3,350,493
269,500	Chubu Steel Plate Co., Ltd.	1,140,983
234,600	Daicel Corp.	2,796,318
154,000	Fujimi, Inc.	2,652,666
586,080	JSR Corp.	10,149,255
3,178,000	Kobe Steel, Ltd.	5,861,554
39,800	Kyoei Steel, Ltd.	672,060
271,300	Maruichi Steel Tube, Ltd.	6,421,699
2,499,500	Mitsubishi Gas Chemical Co., Inc.	12,300,758
3,391,100	Mitsubishi Materials Corp.	11,394,949
5,853,000	Mitsui Chemicals, Inc.	18,769,349
179,100	Neturen Co., Ltd.	1,323,048
339,000	Nippon Shokubai Co., Ltd.	4,962,021
139,600	Nitto Denko Corp.	9,321,644
107,200	Osaka Titanium Technologies Co., Ltd.	2,270,444
1,406,000	Showa Denko KK	1,790,429
1,694,000	Sumitomo Bakelite Co., Ltd.	7,533,683
594,600	Sumitomo Riko Co., Ltd.	5,211,261
117,785	Tokyo Ohka Kogyo Co., Ltd.	3,805,555
1,803,900	Tokyo Steel Manufacturing Co., Ltd.	12,064,317
392,300	Toyo Kohan Co., Ltd.	1,790,637
374,800	Yamato Kogyo Co., Ltd.	9,034,124
922,000	Yodogawa Steel Works, Ltd.	3,650,900
		138,268,147

Telecommunication Services - 1.9%
391,560	KDDI Corp.	8,846,331
327,120	Nippon Telegraph & Telephone Corp.	20,193,453
		29,039,784
Utilities - 0.0%
95,300	Shizuoka Gas Co., Ltd.	630,836
Total Common Stocks (Cost $1,224,981,627)		1,335,421,429

Real Estate Investment Trusts - 0.2%
543	Daiwa Office Investment Corp.	2,935,486
Total Real Estate Investment Trusts (Cost $2,674,733)		2,935,486

Mutual Funds - 1.0%
1,111,140	Nomura AM TOPIX ETF	14,730,584
Total Mutual Funds (Cost $14,409,146)		14,730,584

Short-Term Investments - 9.7%
Money Market Funds - 9.7%
145,277,564	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03%#	145,277,564
Total Short-Term Investments (Cost $145,277,564)		145,277,564
Total Investments - 100.3% (Cost $1,387,343,070)		1,498,365,063
Liabilities in Excess of Other Assets - (0.3)%		(4,848,926)
NET ASSETS - 100.0%		$1,493,516,137

*Non-Income Producing
#Annualized seven-day yield as of March 31, 2015.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows+:

Tax cost of investments		$1,401,570,477
Gross unrealized appreciation		232,789,122
Gross unrealized depreciation		(135,994,536)
Net unrealized appreciation		$96,794,586

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Forward Foreign Currency Exchange Contracts
The Brown Advisory - WMC Japan Alpha Opporunities Fund had the following outstanding contracts as of March 31, 2015:
Currency to be Delivered		Currency to be Received		Settlement Date	Counterparty	Unrealized Appreciation
Japanese Yen	10,270,000,000	U.S. Dollars	85,834,399	4/22/2015	JP Morgan Chase	287,264
Japanese Yen	51,758,459,000	U.S. Dollars	433,116,119	4/30/2015	Citibank N.A.	1,449,518
Japanese Yen	51,750,696,000	U.S. Dollars	433,011,336	4/30/2015	Morgan Stanley Co. LLC	1,449,167
Japanese Yen	51,758,459,000	U.S. Dollars	433,082,415	4/30/2015	National Australia Bank	1,449,405
						$4,635,354
Futures Contracts - Long
The Brown Advisory - WMC Japan Alpha Opporunities Fund had the following open long futures contracts as of March 31, 2015:
			Contracts	Expriation Date	Notional Amount	Unrealized Appreciation
TOPIX Index Futures Contracts			1,000	June 15, 2015	$126,379,216	$1,059,851

Summary of Fair Value Disclosure at March 31, 2015 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2015:

	Level 1	Level 2	Level 3

Common Stocks	$-	$1,335,421,429	$-
Real Estate Investment Trusts	$-	$2,935,486	$-
Mutual Funds	$14,730,584	$-	$-
Short-Term Investments	$145,277,564	$-	$-
Total Investments	$160,008,148	$1,338,356,915	$-
Forward Foreign Currency Exchange Contracts*	$-	$4,635,354	$-
Future Contracts - Long*	$1,059,851	$-	$-

*Unrealized Appreciation

Brown Advisory - Somerset Emerging Markets Fund
Schedule of Investments
March 31, 2015 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 85.5%
Brazil - 5.4%
226,340	Cielo S.A.	3,240,267
712,542	Porto Seguro S.A.	7,930,157
279,611	Smiles S.A.	4,402,391
		15,572,815
Chile - 4.7%
3,221,349	AFP Habitat S.A.†	4,766,719
4,855,311	Aguas Andinas S.A.	2,841,259
345,740	Cia Cervecerias Unidas S.A.	3,590,051
1,399,468	Inversiones Aguas Metropolitan†	2,252,370
		13,450,399
China - 4.1%
902,500	China Mobile, Ltd.	11,761,736
Finland - 0.7%
70,936	Nokian Renkaat	2,114,013
Hungary - 4.3%
645,417	OTP Bank PLC	12,184,561
India - 10.1%
863,828	Axis Bank, Ltd.	7,747,451
580,974	HCL Technologies, Ltd.	9,075,806
570,861	Power Grid Corp.	1,325,490
145,503	Shriram Transport Finance Co., Ltd.	2,593,118
830,968	Wipro, Ltd.	8,354,264
		29,096,129
Indonesia - 1.9%
24,482,000	Telekomunikasi Indonesia	5,398,180
Luxembourg - 1.6%
62,979	Millicom International Cellular	4,553,956
Malaysia - 1.3%
108,109	British American Tobacco Malayasia Berhad	2,004,017
331,390	Public Bank Berhad	1,688,559
		3,692,576
Morocco - 0.5%
98,302	Maroc Telecom S.A.	1,312,253
Philippines - 6.4%
5,956,761	Aboitiz Power Corp.	5,926,421
3,793,858	Metropolitan Bank & Trust	8,265,016
65,220	Philippine Long Distance Corp.	4,148,820
		18,340,257
Poland - 3.5%
37,153	Bank Pekao S.A.	1,799,927
64,537	Powszechny Zaklad Ubezpieczen S.A.	8,326,981
		10,126,908
Portugal - 0.7%
164,963	Jeronimo Martins SGPS S.A.	2,075,848
South Africa - 6.8%
1,946,457	Nampak, Ltd.	6,520,807
1,622,132	Sanlam, Ltd.	10,454,315
186,612	Shoprite Holding, Ltd.	2,523,023
		19,498,145
South Korea - 14.0%
65,173	KT&G Corp.	5,210,982
26,065	NCSoft Corp.	4,256,123
381,490	Nexen Tire Corp.	4,460,394
8,476	Samsung Electronics Co., Ltd.	10,991,281
30,050	Samsung Fire & Marine Insurance Co., Ltd.	7,245,369
193,709	SK Hynix, Inc.	7,912,360
		40,076,509

Taiwan - 10.2%
187,000	eMemory Technology, Inc.	2,032,039
160,710	Formosa International Hotels	1,695,669
1,700,400	Merry Electronics Co.	5,447,461
5,494,000	Pou Chen Corp.	7,676,749
539,000	President Chain Store Corp.	4,051,201
1,829,000	Taiwan Semiconductor Manufacturing Co.	8,500,390
		29,403,509
Thailand - 0.6%
1,780,500	Samart Corp. PLC	1,638,901
Turkey - 4.8%
1,756,482	Aksa Akrilik Kimya Sanayii†	6,541,051
2,033,598	Anadolu Hayat Emeklilik A/S†	3,951,270
2,696,631	Turkiye Sise Ve Cam Fabrikalari	3,325,829
		13,818,150
United Arab Emirates - 3.9%
955,828	First Gulf Bank	3,796,145
1,965,670	National Bank Abu Dhabi†	6,364,408
710,345	Union National Bank	1,091,075
		11,251,628
Total Common Stocks (Cost $239,884,276)		245,366,473

Preferred Stocks - 0.7%
Brazil - 0.7%
351,900	AES Tiete S.A.	1,894,265
Total Preferred Stocks (Cost $3,662,285)		1,894,265

Exchange Traded Funds - 2.1%
India - 2.1%
150,227	iShares MSCI India ETF	4,820,785
170,103	iShares MSCI India Index ETF(Singapore)*	1,308,092
Total Exchange Traded Funds (Cost $5,659,443)		6,128,877

Warrants - 0.0%
Thailand - 0.0%
400,760	Samart Corp. PCL	31,036
Total Warrants (Cost $36,190)		31,036

Short-Term Investments - 10.5%
Money Market Funds - 10.5%
30,209,321	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03%#	30,209,321
Total Short-Term Investments (Cost $30,209,321)		30,209,321
Total Investments - 98.8% (Cost $279,451,515)		283,629,972
Other Assets in Excess of Liabilities - 1.2%		3,382,585
NET ASSETS - 100.0%		$287,012,557

*Non-Income Producing
†All or a portion of this security is considered illiquid. At March 31, 2015, the total market value of securities considered illiquid was $14,090,619 or 4.9% of net assets.
#Annualized seven-day yield as of March 31, 2015.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows+:

Tax cost of investments	$279,637,637
Gross unrealized appreciation	33,915,119
Gross unrealized depreciation	(29,922,784)
Net unrealized appreciation	$3,992,335

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2015 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2015:

	Level 1	Level 2	Level 3

Common Stocks	$20,668,163	$224,698,310	$-
Preferred Stocks	$1,894,265	$-	$-
Exchange Traded Funds	$6,128,877	$-	$-
Warrants	$31,036	$-	$-
Short-Term Investments	$30,209,321	$-	$-
Total Investments	$58,931,662	$224,698,310	$-

Brown Advisory Emerging Markets Small-Cap Fund
Schedule of Investments
March 31, 2015 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 91.0%
China - 32.6%
1,816,000	BBMG Corp.	1,677,852
710,000	Cafe de Coral Holdings, Ltd.†	2,541,497
1,507,000	China Medical System Holdings, Ltd.	2,321,034
8,889,000	China Power International Development, Ltd.	4,656,467
2,203,400	China Taiping Insurance Holdings Co., Ltd.*	7,516,284
6,750,000	CITIC Telecom International Holdings, Ltd.	2,428,730
1,444,000	Dawnrays Pharmaceutical Holdings, Ltd.	1,043,050
304,500	Great Wall Motor Co., Ltd.	2,146,617
6,557,000	Guotai Junan International Holdings, Ltd.	5,817,254
690,000	Ju Teng International Holdings, Ltd.	402,756
3,619,000	Lee & Man Paper Manufacturing, Ltd.	1,750,400
4,244,000	Lijun International Pharmaceutical Holding Co., Ltd.	1,855,255
2,951,500	Luye Pharma Group, Ltd.*	3,573,741
558,000	Sa Sa International Holdings, Ltd.	272,807
1,691,000	Sunny Optical Technology Co., Ltd.	3,068,804
1,733,000	Towngas China Co., Ltd.	1,585,419
3,040,000	Wasion Group Holdings, Ltd.†	3,675,467
505,500	Zhuzhou CSR Times Electric Co., Ltd.	3,325,143
		49,658,577
India - 7.8%
33,419	Credit Analysis & Research, Ltd.	790,094
346,236	Exide Industries, Ltd.	983,070
206,376	Glenmark Pharmaceuticals, Ltd.	2,591,772
575,031	UPL, Ltd.	4,062,570
263,838	Yes Bank, Ltd.	3,443,733
		11,871,239
Indonesia - 2.4%
1,072,300	Matahari Department Store TBK	1,612,541
6,657,400	Matahari Putra Prima TBK	2,014,869
		3,627,410
Malaysia - 1.4%
1,956,200	Westports Holdings Bhd.	2,123,376
Philippines - 6.7%
19,989,000	Megaworld Corp.	2,424,494
523,400	Robinsons Retail Holdings, Inc.	983,571
788,520	Security Bank Corp.	3,035,390
648,500	Semirara Mining & Power Corp.	2,422,190
6,213,300	SSI Group, Inc.*	1,414,077
		10,279,722
Singapore - 5.0%
769,100	Comfortdelgro Corp., Ltd.	1,620,198
2,849,200	Ezion Holdings, Ltd.	2,224,130
616,600	M1, Ltd.	1,748,876
1,971,200	Silverlake Axis, Ltd.	1,967,825
		7,561,029
South Korea - 20.3%
15,295	Cuckoo Electronics Co., Ltd.	2,580,508
64,278	Dongbu Insurance Co., Ltd.	2,862,081
19,491	E-Mart Co., Ltd	4,085,569
8,914	Hana Tour Service, Inc.	899,024
40,376	Hotel Shilla Co., Ltd.	3,556,304
29,455	Hyundai Department Store Co., Ltd.	3,948,719
32,067	KEPCO Plant Service & Engineering Co., Ltd.	2,817,029
108,422	Korea Kolmar Co., Ltd.	6,650,788
41,042	Loen Entertainment, Inc.	1,705,523
6,246	Medy-Tox, Inc.	1,846,167
		30,951,712

Taiwan - 10.7%
280,000	Catcher Technology Co., Ltd.	2,928,301
179,000	Giant Manufacturing Co., Ltd.	1,726,825
207,000	King Slide Works Co., Ltd.	3,117,370
2,274,000	King's Town Bank	2,174,781
21,000	LARGAN Precision Co., Ltd.	1,805,328
263,000	Merida Industry Co., Ltd.	2,064,723
189,000	PChome Online, Inc.	2,454,664
		16,271,992
Thailand - 4.1%
459,400	Bumrungrad Hospital Public Co., Ltd.	2,144,445
255,400	Intouch Holdings Public Co., Ltd.	605,935
1,823,221	Major Cineplex Group Public Co., Ltd.	1,833,967
1,578,000	Thaicom Public Co., Ltd.	1,683,416
		6,267,763
Total Common Stocks (Cost $131,879,006)		138,612,820

Participatory Notes - 2.3%
India - 2.3%
178,118	Aurobindo Pharma, Ltd.	3,487,282
Total Participatory Notes (Cost $3,201,209)		3,487,282

Short-Term Investments - 4.7%
Money Market Funds - 4.7%
7,120,070	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03%#	7,120,070
Total Short-Term Investments (Cost $7,120,070)		7,120,070
Total Investments - 98.0% (Cost $142,200,285)		149,220,172
Other Assets in Excess of Liabilities - 2.0%		2,978,186
NET ASSETS - 100.0%		$152,198,358

*Non-Income Producing
†All or a portion of this security is considered illiquid. At March 31, 2015, the total market value of securities considered illiquid was $1,815,805 or 1.2% of net assets.
#Annualized seven-day yield as of March 31, 2015.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows+:

Tax cost of investments		$142,200,285
Gross unrealized appreciation		9,132,354
Gross unrealized depreciation		(2,112,467)
Net unrealized appreciation		$7,019,887

+ Tax adjustments are calculated annually as of the Fund's fiscal year end. The first tax adjustments for the Fund will be calculated as
June 30, 2015. The above amounts do not reflect any tax adjustments.

Summary of Fair Value Disclosure at March 31, 2015 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2015:

	Level 1	Level 2	Level 3

Common Stocks	$7,100,892	$131,511,928	$-
Participatory Notes	$-	$3,487,282	$-
Short-Term Investments	$7,120,070	$-	$-
Total Investments	$14,220,962	$134,999,210	$-

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by  the undersigned, thereunto duly authorized.

(Registrant)  Brown Advisory Funds

By (Signature and Title)  /s/ David M. Churchill
                                   David M. Churchill, President

Date  May 28, 2015

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ David M. Churchill
                                     David M. Churchill, President

Date  May 28, 2015

By (Signature and Title)*  /s/ Jason T. Meix
                                     Jason T. Meix, Treasurer

Date  May 27, 2015

* Print the name and title of each signing officer under his or her signature.